N-6	Apr. 18, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Apr. 18, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	There is no surrender charge on this Policy.			Fee Tables
Transaction Charges

There are no surrender charges, however, you may also be charged for other transactions. These other charges may include charges for each premium paid and excess transfer fees for transfers among the Investment Options.

Fee Tables Deductions From Your Premiums Making Withdrawals
Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy, administrative charges, asset charges, Coverage charges, interest on any Policy loans, and the cost of optional benefits available under the Policy, including charges on any Policy loan and such fees and expenses (excluding Policy loan charges) are set based on characteristics of each Insured (e.g. age, sex, and rating classification). Please review the Policy Specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Funds you choose under the Policy, as shown in the following table:

Fee Tables Monthly Deductions Appendix: Funds Available Under the Policy
	ANNUAL FEE	MINIMUM	MAXIMUM
	Variable Investment Options (Fund fees and expenses)	0.08%[1]	105.47%[1]
	1 As a percentage of Fund net assets
Charges for Early Withdrawals [Text Block]	Charges for Early WithdrawalsThere is no surrender charge on this Policy.Fee Tables
Transaction Charges [Text Block]	Transaction ChargesThere are no surrender charges, however, you may also be charged for other transactions. These other charges may include charges for each premium paid and excess transfer fees for transfers among the Investment Options.

Fee Tables

Deductions From Your Premiums

Making Withdrawals

Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy, administrative charges, asset charges, Coverage charges, interest on any Policy loans, and the cost of optional benefits available under the Policy, including charges on any Policy loan and such fees and expenses (excluding Policy loan charges) are set based on characteristics of each Insured (e.g. age, sex, and rating classification). Please review the Policy Specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Funds you choose under the Policy, as shown in the following table:

Fee Tables

Monthly Deductions

Appendix: Funds Available Under the Policy

	ANNUAL FEE MINIMUMMAXIMUM Variable Investment Options (Fund fees and expenses)0.08%[1]105.47%[1][1] As a percentage of Fund net assets
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.08%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	105.47%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS

Risk of Loss	You can lose money by investing in the Policy, including loss of principal and any prior earnings.	Principal Risks of Investing in the Policy
Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a Death Benefit. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Withdrawals are not allowed in the first Policy Year.

Any withdrawals may be subject to income tax and tax penalties.

Principal Risks of Investing in the Policy
Risks Associated with Investment Options

An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g. Funds).

Each Investment Option (including the Fixed Account or any Indexed Fixed Option) will have its own unique risks. The Fixed Options and Indexed Fixed Options are not registered with the SEC.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Policy Investment Options - Fixed Options Investment Options - Indexed Fixed Options Appendix: Funds Available Under the Policy

Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including the Fixed Account or any Indexed Fixed Option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling us at (800) 347-7787 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Policy About Pacific Life

Policy Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s Monthly Deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no Death Benefit will be paid. There are costs associated with reinstating a lapsed Policy and there is no guarantee that a reinstatement will be approved.

Principal Risks of Investing in the Policy Lapsing and Reinstatement

Investment Restrictions [Text Block]	Investments

Not all Investment Options may be available through your financial professional.

Transfers between Investment Options are generally limited to 25 each calendar year. Any transfers to or from the Fixed Account will be counted towards the 25 allowed each calendar year unless part of a transfer program (for example, the first year transfer service) or the transfer is from the Fixed Account to an Indexed Fixed Option. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply. There is a $25 fee per transfer in excess of 12 transfers per Policy Year. We do not currently impose this charge.

Under the Fixed Account, there are amount and/or percentage limits on how much may be transferred out of the Fixed Account. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options. It may take several Policy Years to transfer your Accumulated Value out of the Fixed Account to the Variable Investment Options. Additional Fixed Option transfer restrictions apply. Currently, we are not imposing the amount and/or percentage limits on the Fixed Account.

Under the Indexed Fixed Options, once a Segment is created, you cannot transfer out of a Segment until the end of the Segment Term. Money may be transferred from a Segment for withdrawals and Standard Policy Loans, however, if the withdrawal or loan was not part of a Systematic Distribution Program, you will not be able to transfer into an Indexed Fixed Option for a 12-month period. Additional Indexed Fixed Option transfer restrictions apply.

Certain Funds may stop accepting additional investments into their Fund or may liquidate a Fund. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options. We reserve the right to add, remove, or change Fixed Options, Indexed Fixed Options, and Variable Investment Options.

Transferring Among Investment Options and Market-Timing Restrictions

Transfer Services

Loans

Indexed Fixed Options

Appendix: Funds Available Under the Policy

Optional Benefit Restrictions [Text Block]	Optional BenefitsWe offer several optional benefits in the form of a rider to the Policy. These riders can only be selected at Policy issue, may have an additional charge and could be subject to conditions to exercise or underwriting. Your selection of certain optional Riders may result in restrictions on some Policy benefits. Not all riders are available in every state. We may stop offering an optional benefit at any time for new Policy purchases. If you purchased the Flexible Duration No-Lapse Guarantee Rider, at initial purchase and during the entire time that you own this Rider, you must allocate 100% of the Accumulated Value among the allowable Investment Options as indicated under the APPENDIX: FUNDS AVAILABLE UNDER THIS POLICY – Allowable Investment Options in this prospectus.

Optional Riders and Benefits

Appendix: Funds Available Under the Policy

Tax Implications [Text Block]	Tax ImplicationsConsult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Withdrawals may be subject to ordinary income tax and may be subject to tax penalties. Tax consequences for loans and withdrawals generally differ. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan.Variable Life Insurance and Your Taxes
Investment Professional Compensation [Text Block]	Investment Professional CompensationSome financial professionals may receive compensation for selling this Policy to you in the form of commissions, additional cash compensation, and non-cash compensation. We may also provide additional payments in the form of cash, other special compensation or reimbursement of expenses to the financial professional’s selling broker dealer. These financial professionals may have a financial incentive to offer or recommend this Policy over another investment. Distribution Arrangements
Exchanges [Text Block]	Exchanges

Some financial professionals may have a financial incentive to offer you a new policy in place of the one you already own.

You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.

Policy Exchanges

Distribution Arrangements

Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender or make withdrawals from the Policy, or transfer Accumulated Value between Investment Options.

TRANSACTION FEES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)
Basic premium load	Upon receipt of premium[2]	12.00% of basic premium
General Account surplus premium load	Upon receipt of premium allocated to the General Account (Fixed Account and/or Indexed Options) that exceeds the Premium Band amount[2]	20.00% of General Account surplus premium
Internal premium load	Upon receipt of a replacement or conversion of a policy you have with us2	12.00% of internal premium
Excess Transfer Charge[1]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Terminal Illness Rider – Last Survivor Processing Charge[1]	Upon approval of specific request	$100 per request
Policy Split Option Rider (Admin Fee)[1]	Upon effective date of the exchange	$200 per request

1 We currently do not impose this charge.

2 If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, General Account surplus, and internal premium loads). Premium loads will apply (basic and General Account surplus) on new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charges:
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00001–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $0.00057 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charge		$0.000001–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Current charge during Policy Year 1 is $0.00001 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Administrative charge[1]
Maximum charge	Monthly Payment Date	$10.00
Asset charge[1]
Maximum guaranteed charge Current charge	Monthly Payment Date

Maximum guaranteed charge is 0.24% annually (0.02% monthly) of unloaned Accumulated Value for Policy Years 1 through 20 and 0.42% annually (0.035% monthly) of unloaned Accumulated Value for Policy Year 21 and each Policy Year thereafter.

Current charge is 0.24% annually (0.02% monthly) of unloaned Accumulated Value for Policy Years 1 through 20 and 0.00% annually (0.00% monthly) of unloaned Accumulated Value for Policy Year 21 and each Policy Year thereafter.

Indexed Fixed Option charge[1] Maximum guaranteed and current charge	Monthly Payment Date	Maximum guaranteed charge and the current charge is 0.80% annually (0.0666% monthly) of Accumulated Value allocated to the 1-Year High Cap Indexed Account)
Coverage charge[1,4,9]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$0.05- $3.04 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $0.33 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charges		$0.03-$1.90 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Current charge during Policy Year 1 is $0.27 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Optional Benefit Charges[6]:
Standard Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	1.25% of Policy’s Standard Loan Account balance annually[5]
Annual Renewable Term Rider – Last Survivor

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00001-$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed charge is $0.00057 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charges		$0.000001-$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Current charge is $0.00001 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Coverage charge
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.07–$3.13 per $1,000 of Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge is $0.40 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charges		$0.003–$0.19 per $1,000 of Coverage Layer
Charge for a representative Insured

Current charge is $0.027 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Estate Preservation Rider
Minimum and maximum guaranteed charge Charge for a representative Insured	Monthly Payment Date

$0.01-$83.35 per $1,000 of Face Amount

Maximum guaranteed charge is $0.01376 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and maximum current charge		$0.01-$83.35 per $1,000 of Face Amount
Charge for a representative Insured

Current charge is $0.01376 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Flexible Duration No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.0000001–$100 per $1,000 of Net Amount of Risk
Charge for a representative Insured

Maximum guaranteed charge is $0.000002 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charge		$0.0000001–$11.00 per $1,000 of Net Amount of Risk
Charge for a representative Insured

Current charge is $0.000002 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Policy Split Option Rider
Minimum and Maximum guaranteed charge	At rider exercise	$200

[1] This charge is not deducted on and after your Policy’s Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class and vary based on Age, sex, and Risk Class of the Insureds. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative Insured may not be typical of the charges you will pay.

[4] The Coverage charge rate is based on the Age, sex, and Risk Class of the Insureds on the Policy Date or date Rider is effective. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insureds at the time of the increase. A decrease in Face Amount will not decrease the applicable Coverage charge for any Coverage Layer. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the Standard Loan interest charge, the Standard Loan Account Value that is used to secure Standard Policy Debt will be credited interest at a minimum of 1.00% to help offset the Standard Loan interest charge of 1.25%. Standard Loan interest on the Standard Loan Account and Standard Policy Debt accrues daily and any Standard Loan interest that has accrued is due on each Policy Anniversary. Any unpaid Standard Loan interest on each Policy Anniversary will be added to the Standard Loan Account. On each Policy Anniversary, we transfer the excess of the Standard Policy Debt over Standard Loan Account Value from the Investment Options (as an Account Deduction) to the Standard Loan Account. If the Standard Loan Account Value is greater than Standard Policy Debt, then such excess is transferred from the Standard Loan Account to the Variable Options or the Fixed Account on a proportionate basis according to your most recent Allocation Instructions.

[6] Riders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 A decrease in Face Amount will not decrease its Coverage charge because the Coverage charge is based on the Coverage Layer at issue and the charge is used to recover the expense of issuing the insurance coverage.

The next item shows the minimum and maximum total operating expenses charged by the Fund that you pay periodically during the time that you own the Policy. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.08%	105.47%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)
Basic premium load	Upon receipt of premium[2]	12.00% of basic premium
General Account surplus premium load	Upon receipt of premium allocated to the General Account (Fixed Account and/or Indexed Options) that exceeds the Premium Band amount[2]	20.00% of General Account surplus premium
Internal premium load	Upon receipt of a replacement or conversion of a policy you have with us2	12.00% of internal premium
Excess Transfer Charge[1]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Terminal Illness Rider – Last Survivor Processing Charge[1]	Upon approval of specific request	$100 per request
Policy Split Option Rider (Admin Fee)[1]	Upon effective date of the exchange	$200 per request

1 We currently do not impose this charge.

	2 If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, General Account surplus, and internal premium loads). Premium loads will apply (basic and General Account surplus) on new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Transfer Fees, Description [Text Block]	Excess Transfer Charge	[2]
Transfer Fees, When Deducted [Text Block]	Upon transfer of Accumulated Value between Investment Options
Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We currently do not impose this charge
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charges:
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00001–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $0.00057 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charge		$0.000001–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Current charge during Policy Year 1 is $0.00001 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Administrative charge[1]
Maximum charge	Monthly Payment Date	$10.00
Asset charge[1]
Maximum guaranteed charge Current charge	Monthly Payment Date

Maximum guaranteed charge is 0.24% annually (0.02% monthly) of unloaned Accumulated Value for Policy Years 1 through 20 and 0.42% annually (0.035% monthly) of unloaned Accumulated Value for Policy Year 21 and each Policy Year thereafter.

Current charge is 0.24% annually (0.02% monthly) of unloaned Accumulated Value for Policy Years 1 through 20 and 0.00% annually (0.00% monthly) of unloaned Accumulated Value for Policy Year 21 and each Policy Year thereafter.

Indexed Fixed Option charge[1] Maximum guaranteed and current charge	Monthly Payment Date	Maximum guaranteed charge and the current charge is 0.80% annually (0.0666% monthly) of Accumulated Value allocated to the 1-Year High Cap Indexed Account)
Coverage charge[1,4,9]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$0.05- $3.04 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $0.33 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charges		$0.03-$1.90 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Current charge during Policy Year 1 is $0.27 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Optional Benefit Charges[6]:
Standard Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	1.25% of Policy’s Standard Loan Account balance annually[5]
Annual Renewable Term Rider – Last Survivor

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00001-$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed charge is $0.00057 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charges		$0.000001-$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Current charge is $0.00001 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Coverage charge
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.07–$3.13 per $1,000 of Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge is $0.40 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charges		$0.003–$0.19 per $1,000 of Coverage Layer
Charge for a representative Insured

Current charge is $0.027 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Estate Preservation Rider
Minimum and maximum guaranteed charge Charge for a representative Insured	Monthly Payment Date

$0.01-$83.35 per $1,000 of Face Amount

Maximum guaranteed charge is $0.01376 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and maximum current charge		$0.01-$83.35 per $1,000 of Face Amount
Charge for a representative Insured

Current charge is $0.01376 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Flexible Duration No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.0000001–$100 per $1,000 of Net Amount of Risk
Charge for a representative Insured

Maximum guaranteed charge is $0.000002 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

Minimum and Maximum current charge		$0.0000001–$11.00 per $1,000 of Net Amount of Risk
Charge for a representative Insured

Current charge is $0.000002 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Policy Split Option Rider
Minimum and Maximum guaranteed charge	At rider exercise	$200

[1] This charge is not deducted on and after your Policy’s Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class and vary based on Age, sex, and Risk Class of the Insureds. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative Insured may not be typical of the charges you will pay.

[4] The Coverage charge rate is based on the Age, sex, and Risk Class of the Insureds on the Policy Date or date Rider is effective. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insureds at the time of the increase. A decrease in Face Amount will not decrease the applicable Coverage charge for any Coverage Layer. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the Standard Loan interest charge, the Standard Loan Account Value that is used to secure Standard Policy Debt will be credited interest at a minimum of 1.00% to help offset the Standard Loan interest charge of 1.25%. Standard Loan interest on the Standard Loan Account and Standard Policy Debt accrues daily and any Standard Loan interest that has accrued is due on each Policy Anniversary. Any unpaid Standard Loan interest on each Policy Anniversary will be added to the Standard Loan Account. On each Policy Anniversary, we transfer the excess of the Standard Policy Debt over Standard Loan Account Value from the Investment Options (as an Account Deduction) to the Standard Loan Account. If the Standard Loan Account Value is greater than Standard Policy Debt, then such excess is transferred from the Standard Loan Account to the Variable Options or the Fixed Account on a proportionate basis according to your most recent Allocation Instructions.

[6] Riders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

	7 A decrease in Face Amount will not decrease its Coverage charge because the Coverage charge is based on the Coverage Layer at issue and the charge is used to recover the expense of issuing the insurance coverage
Insurance Cost, Description [Text Block]	Cost of Insurance	[3],[4]
Insurance Cost, When Deducted [Text Block]	Monthly Payment Date
Insurance Cost, Representative Investor [Text Block]	Charge for a representative InsuredMaximum guaranteed charge during Policy Year 1 is $0.00057 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issueCharge for a representative InsuredCurrent charge during Policy Year 1 is $0.00001 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue
Insurance Cost, Maximum [Dollars]	$ 83.34	[5]
Insurance Cost, Current [Dollars]	83.34
Insurance Cost, Minimum [Dollars]	$ 0.00001	[5]
Insurance Cost, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.Cost of insurance rates apply uniformly to all members of the same Class and vary based on Age, sex, and Risk Class of the Insureds. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk
Annual Maintenance Fee, Current [Dollars]	$ 1.9
Administrative Expenses, Description [Text Block]	Administrative charge	[3]
Administrative Expenses, When Deducted [Text Block]	Monthly Payment Date
Administrative Expense, Minimum [Dollars]	$ 10
Administrative Expense, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.
Optional Benefit Expense, Current [Dollars]	$ 11
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.08%	105.47%

Portfolio Company Expenses Minimum [Percent]	0.08%
Portfolio Company Expenses Maximum [Percent]	105.47%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss

You can lose money by investing in this Policy, including loss of principal and any prior earnings. The Policy is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Unsuitable as Short-Term Savings Vehicle (Surrender and Withdrawal Risk)

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit for family members or others. The Policy may be inappropriate for you if you do not have the financial ability to keep it in force for a substantial period of time.

This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. A surrender will terminate the Policy and all of its benefits. Withdrawals cannot be take until after second year of the Policy and may be subject to withdrawal charges. A withdrawal will reduce your Accumulated Value and may significantly reduce the value of the Death Benefit or benefit riders under the Policy, potentially by more than the amount withdrawn, and could even terminate a benefit rider. Withdrawals may also significantly increase the risk of lapse.

Any withdrawals may be subject to income tax and tax penalties.

Please discuss your insurance needs and financial objectives with your financial professional. Together you can decide if the Policy is right for you. We are a variable life insurance policy provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Policy Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s Monthly Deductions of Policy charges. Insufficient premium payments, fees and expenses, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no Death Benefit or other benefits will be paid. There are costs associated with reinstating a lapsed Policy. There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your financial professional.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61-day period begins on the date we send notice that your Policy’s Accumulated Value less any Standard Policy Debt is not enough to pay the total monthly charge.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. Evidence of insurability is required when you apply for reinstatement and there is no guarantee that reinstatement will be approved. The costs associated with reinstating a lapsed Policy include sufficient net premium to:

● cover all due and unpaid monthly deductions and loan interest charges that accrued during the Grace Period;

● keep the Policy in force for three months after the date of reinstatement, and

● cover any negative accumulated value if there was a policy loan or other outstanding debt at the time of lapse.

If the Policy is reinstated, the same Risk Class in use at the time of lapse will apply to the reinstated Policy.

Limitations on Access to Accumulated Value through Withdrawals

Withdrawals under the Policy are available starting on the first Policy Anniversary. Each withdrawal must be at least $200. We will not accept a withdrawal request if the withdrawal will cause the Policy to become a Modified Endowment Contract (MEC), unless you have told us In Writing that you desire to have your Policy become a MEC. See the Tax Implications section below for additional information on MECs.

Risks Associated with Variable Investment Options

You should consider the Policy’s Investment Options as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Investment Options you have chosen. Each Variable Investment Option will have its own unique risks. The value of each Variable Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Policy, including loss of principal. You bear the risk of any Variable Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting https://pacificlife.onlineprospectus.net/pacificlife/products/. No assurance can be given that a Fund will achieve its investment objectives.

Risks Associated with Policy Loans

When you borrow money from your Policy, we use your Policy’s Accumulated Value as security. You pay interest, which accrues at the Loan Account Charge Interest Rate, on the amount you borrow. Accrued interest is due on your Policy Anniversary. The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily at the Loan Account Credit Interest Rate. Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to pay any Policy charges, may increase the risk of the Policy lapsing, and could reduce the amount of the Death Benefit.

Risks Associated with Fixed Account

Under the Fixed Account, there are amount and/or percentage limits on how much may be transferred out of the Fixed Account. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options and it may take several Policy Years to transfer your Accumulated Value out of the Fixed Account to Variable Investment Options. Such restrictions on transfers out of the Fixed Account may prevent you from reallocating your Accumulated Value at the times and in the amounts that you desire and may result in lower investment performance than if you allocated to Variable Investment Options. See the YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions section in this prospectus. Currently, we are not imposing the amount and/or percentage limits on the Fixed Account.

Risks Associated with Indexed Fixed Options

The value of the Segments in each of the Indexed Fixed Options is based on the way we credit interest to a Segment. We add interest using Segment Index Interest which, in part, is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero, but it will never be negative. If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Index Interest, you may need to increase premium payments to prevent the Policy from lapsing.

Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term. Money may be transferred out for withdrawals and Standard Policy Loans, however, a Lockout Period will apply if the withdrawal or Standard Loan is not part of a Systematic Distribution Program.

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Participation Rate, and/or Growth Cap (or Indexed Threshold Rate for the 1-Year No Cap Indexed Account) on future Segments to reflect changes in the costs of purchasing such call options (the price of call options varies with market conditions). In certain cases, we may reduce the Participation Rate, or the Growth Cap or increase the Indexed Threshold Rate for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will not change any rates, caps or thresholds below any guaranteed rates.

There is no guarantee that the Index described in this Prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn. There is no guarantee that we will offer the Indexed Accounts during the entire time you own your Policy. We may discontinue offering one (or more) of the Indexed Accounts at any time. If we discontinue an Indexed Account, you may transfer Indexed Accumulated Value to any other available Indexed Account or to the Fixed Options consistent with your Policy’s investment and transfer restrictions at Segment Maturity. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy. Each Index is a price return index and the performance of an Index does not include income from any dividends or other distributions paid by the Index’s component companies. If dividends and other distributions were included, the Index performance would be higher. For more information on “investor control” see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus and also the SAI.

Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including under the Fixed Account or any Indexed Fixed Options), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees.

Tax Implications

We believe the Policy meets the statutory definition of life insurance for federal income tax purposes. We do not know whether the current treatment of life insurance policies under current federal income tax, estate, or gift tax laws will continue. We also do not know if the current interpretations of the laws by the IRS or the courts will remain the same. Also, future legislation may adversely change the tax treatment of life insurance policies.

Death benefits from a life insurance policy may generally be excluded from income under the Tax Code. Also, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. You may be subject to income tax if you take withdrawals or surrender your Policy, or if your Policy lapses and you have not repaid any outstanding Standard Policy Debt. If your Policy becomes a MEC, distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying

Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the Funds available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

DEATH BENEFITS

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Survivor dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. Some Riders and settlement options may affect how the Death Benefit Proceeds are paid, see the OPTIONAL RIDERS AND BENEFITS section in this prospectus for more details.

Your Policy’s Death Benefit depends on two choices you must make:

● The Total Face Amount

● The Death Benefit Option

The Policy’s Death Benefit is the higher of:

● The Death Benefit calculated under the Death Benefit Option in effect; or

● The Minimum Death Benefit which is calculated based on the Death Benefit Qualification Test selected. Please see the DEATH BENEFIT QUALIFICATION TEST section in the prospectus for more details.

Certain Riders may impact the Policy’s Death Benefit, see the OPTIONAL RIDERS AND BENEFITS section in this prospectus for more details.

Withdrawals and Policy Loans may impact the Policy’s Death Benefit, see the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for more details.

The Total Face Amount

The Face Amount of your Policy and any Rider providing Coverage on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance and Coverage charge.

Your Policy’s Face Amount is made up of one or more of the following types of Coverage:

1. Basic Face Amount – the Face Amount under the Policy

2. Face Amount under the Annual Renewable Term Rider-Last Survivor (ARTR-LS)

Your Policy must have a Basic Face Amount. You may also select ARTR-LS Coverage at Policy issue. This rider is described in the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

Each type of Face Amount you select creates a Coverage Layer. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Face Amount. The Policy’s Total Face Amount is the sum of the Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, in the Policy Specifications in your Policy. After Policy issue, any changes (increase or decrease) in Total Face Amount will be reflected in a Supplemental Schedule of Coverage.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it.

● You can change the Face Amount as long as either Insured is alive.

● You must send us your Written Request while your Policy is In Force.

● Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

● Both Insureds or, if only one person is still living, the Survivor must also agree to the change in Face Amount, if you are not the Insured.

● Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

● If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for information about making withdrawals.

We will refuse your request to make the Basic Face Amount less than $500,000.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy or ARTR-LS rider. Each increase will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

● Both Insureds must be at least 18 and no older than 90 at the time of the increase.

● You must give us satisfactory evidence of insurability for both Insureds.

● Increases to the ARTR-LS face amount may not result in the ARTR-LS exceeding 80% of the Total Face Amount.

● Each increase you make to the Total Face Amount must be a minimum of $100,000.

● Each increase in Face Amount may have an associated cost of insurance rate and Coverage charge. Any cost or charge changes will take effect on the next Monthly Payment Date after the Face Amount increase is applied to the Policy.

● We reserve the right to limit Face Amount increases to one per Policy Year and/or change the minimum increase amount, which will be applied uniformly to all members of the same Class.

● A requested increase in Face Amount will terminate the Flexible Duration No-Lapse Guarantee Rider. See the OPTIONAL RIDERS AND BENEFITS – Flexible Duration No-Lapse Guarantee Rider in this prospectus for more information.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy or the ARTR-LS Rider when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer. If there are Basic and ARTR-LS Coverage Layers with the same Coverage Layer Date, we will increase the ARTR-LS first then the Basic Face Amount.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

● We do not allow decreases during the first two Policy Years

● You may only request one decrease per Policy Year

● The Policy’s Basic Face Amount must be at least $500,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

● Unless you have told us otherwise In Writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to make distributions from the Accumulated Value, which may be taxable. For more information, please see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will reduce the Face Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to the most recently issued Coverage Layer first, and then to the Initial Face Amount.

If more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any ARTR-LS Rider Coverage Layer first then the Basic Face Amount of any Policy Coverage Layer.

Death Benefit Options

The Policy currently offers three Death Benefit Options, Options A, B, and C (Option C is only available for applications dated on or after May 16, 2022). The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Death Benefit Option A provides a Death Benefit equal to the Total Face Amount of the Policy. Additional premiums and Investment Option performance do not change the Total Face Amount, except in limited circumstances to ensure that the Policy qualifies as life insurance under the Code. However, additional premiums and positive Investment Option performance will increase the Accumulated Value and decrease the Net Amount At Risk which may, in turn, reduce Cost of Insurance charges. Withdrawals may reduce the Total Face Amount depending on the timing, withdrawal amount and withdrawal frequency during a Policy year.

Death Benefit Option B provides a Death Benefit equal to the Total Face Amount of the Policy plus the Accumulated Value. Additional premiums and positive Investment Option performance will increase the death benefit. However, since the Death Benefit under this option is based, in part, on the Accumulated Value, Policy charges and negative Investment Option performance may decrease the Death Benefit. Cost of Insurance charges are generally higher than Death Benefit Option A. Withdrawals do not reduce the Total Face Amount, but they do reduce the Accumulated Value which will in turn reduce the Death Benefit.

Death Benefit Option C provides a death benefit equal to the Total Face Amount of the Policy plus the total premiums paid, minus any withdrawal or distributions that reduce the Accumulated Value. The more premiums you pay and the less you withdraw, the larger the Death Benefit, subject to the Option C Death Benefit Limit. However, while taking withdrawals does not reduce the Total Face Amount, it does increase the sum of the withdrawals, which has the effect of reducing the Death Benefit. Cost of Insurance charges are generally higher than Death Benefit Option A.

Below is a chart that compares each Death Benefit Option based on features you may want to consider.

Feature	Death Benefit Option A	Death Benefit Option B	Death Benefit Option C
Death Benefit	Equal to Total Face Amount	Equal to Total Face Amount plus Accumulated Value	Equal to Total Face Amount plus total premiums paid less any withdrawals or distributions that impact your Accumulated Value subject to the Option C Death Benefit Limit.

Cost of Insurance

Generally, higher Accumulated Values will decrease the Net Amount At Risk.  This may in turn reduce Cost of Insurance charges. Cost of Insurance charges are generally lower than Death Benefit Option B and C.

Generally, higher Accumulated Values will have no impact on the Net Amount At Risk. Cost of Insurance charges are generally higher than Death Benefit Option A.

Generally, higher Accumulated Values will decrease the Net Amount At Risk, but premium payments will increase your Net Amount At Risk. Cost of Insurance charges are generally higher than Death Benefit Option A.

Accumulated Value

The Accumulated Value has no impact on your death benefit except to ensure that the Policy qualifies as life insurance under the Code (see the Minimum Death Benefit in the Death Benefits – Death Benefit Qualification Test section in this prospectus). However, your Cost of Insurance Charges are generally lower than Death Benefit Option B and C. Lower Cost of Insurance charges can lead to higher Accumulated Values.

The higher your Accumulated Value, the higher the Death Benefit. However, your Cost of Insurance Charges are generally higher than Death Benefit Option A and higher Cost of Insurance Charges can lead to lower Accumulated Values.

The Accumulated Value has no impact on your death benefit except to ensure that the Policy qualifies as life insurance under the Code (see the Minimum Death Benefit in the Death Benefits – Death Benefit Qualification Test section in this prospectus). However, your Cost of Insurance Charges are generally higher than Death Benefit Option A and higher Cost of Insurance Charges can lead to lower Accumulated Values.

Impact of Withdrawals	May reduce Total Face Amount and if it does, there will be a reduction in the Death Benefit.	Does not reduce Total Face Amount. But it does reduce the Accumulated Value which will in turn reduce the Death Benefit.	Does not reduce Total Face Amount. But it does increase the total sum of withdrawals, which will reduce the Death Benefit.

All three Death Benefit Options in the table above and their features may be impacted by the Minimum Death Benefit. See the Death Benefits – Death Benefit Qualification Test section in this prospectus.

Here are some things you need to know about the Death Benefit:

● You choose your Death Benefit Option on your Policy application.

● If you do not choose a Death Benefit Option, we will assume you have chosen Option A.

● The Death Benefit will never be lower than the Total Face Amount of your Policy if you chose Option A or B.

● You may change your Death Benefit Option subject to certain limits.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

The Death Benefit is designed to remain level.

The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be, but will never be lower than Death Benefit Option A.

The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy. The Death Benefit Option selected by an investor impacts the dollar value of the Death Benefit, the charges paid, and the resulting Accumulated Value.

Limits on Option C

The following limits apply to Option C:

● Option C must be elected at Policy issue.

● To elect Option C, the Insureds must be Age 80 or younger at the time the Policy is issued.

● The Death Benefit calculated under Option C will be limited to the Option C Death Benefit Limit shown in your Policy Specifications.

● Once the Policy is issued, the Option C Death Benefit Limit will not change, even if you increase or decrease the Face Amount of your Policy or any Rider. However if you change your Death Benefit Option from Option C to Option A or Option B, the Option C Death Benefit Limit will no longer apply to the Policy.

● We will not approve any increase in Face Amount to the Policy or any Rider that would cause the Death Benefit to exceed the Option C Death Benefit Limit.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

● You must send us your Written Request.

● Beginning in Policy Year 3, you can change from one Death Benefit Option to the other (e,g. from Option A to Option B) and a change can only occur once in a Policy Year.

● You cannot change from any Death Benefit Option A or B to Option C.

● The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

● We will not let you change the Death Benefit Option if doing so means the Basic Face Amount of your Policy will become less than $500,000.

● Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

● The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us In Writing that this would be acceptable to you. Modified Endowment Contracts are discussed in the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

Changing your Death Benefit Option will increase or decrease your Total Face Amount under the Policy. The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change.

If the change is an increase in the Total Face Amount, we will process the increase as described in the DEATH BENEFITS – Changing the Face Amount – Other Increases in Face Amount section in this prospectus. If the change is a decrease in the Total Face Amount, we will process the decrease as described in the DEATH BENEFITS – Changing the Face Amount – Processing of Decreases section in this prospectus.

Death Benefit Qualification Test

This Policy is intended to qualify as life insurance under the Code based upon the Cash Value Accumulation Test. In order for your Policy to be qualified as Life Insurance under the Code, this Policy provides a Minimum Death Benefit that is not less than the amount required under the Code.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that generally, cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

● The Insureds are a male non-smoker Age 56 and a female non-smoker Age 53 at the time the Policy was issued, and where the Survivor passes away at the beginning of the 20th Policy Year

● Face Amount is $1,000,000

● Accumulated Value at the date of death is $600,000

● Total premium paid into the Policy is $300,000

● The Minimum Death Benefit under the Cash Value Accumulation Test is $852,000 (assuming 142% of the Accumulated Value).

		Cash Value Accumulation Test The Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$852,000	$399,171.19
Option B	Total Face Amount plus Accumulated Value	$1,600,000	$852,000	$998,673.90
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$852,000	$698,922.54

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $1,400,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

● $1,988,000 for the Cash Value Accumulation Test.

		Cash Value Accumulation Test The Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$1,988,000	$586,352.32
Option B	Total Face Amount plus Accumulated Value	$2,400,000	$1,988,000	$988,010.85
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$1,988,000	$586,352.32

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Survivor dies. If the Survivor dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that both Insureds died while the Policy was In Force, along with payment instructions. If both Insureds die at the same time, or if it is not clear who dies first, we will assume the older Insured died first. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or we may make other options available in addition to the single check option.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Standard Policy Debt, minus any overdue Policy charges. We will pay the Death Benefit Proceeds within 2 months after we receive proof that both Insureds died while the Policy was In Force.

If required by state law, we will pay interest on the Death Benefit Proceeds from the date of the Survivor’s death to the date the claim is paid at a rate not less than the rate payable for funds left on deposit that is in effect on the date of death. See the APPENDIX: STATE LAW VARIATIONS – TIMING OF PAYMENTS, FORMS AND REQUESTS section in this prospectus.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state. Once the Death Benefit Proceeds are paid to a state, any subsequent claim by a designated Beneficiary must be made with the applicable state. For more information, check with the state to whom the Death Benefit Proceeds were paid.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it.

● You can change the Face Amount as long as either Insured is alive.

● You must send us your Written Request while your Policy is In Force.

● Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

● Both Insureds or, if only one person is still living, the Survivor must also agree to the change in Face Amount, if you are not the Insured.

● Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

● If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for information about making withdrawals.

We will refuse your request to make the Basic Face Amount less than $500,000.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy or ARTR-LS rider. Each increase will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

● Both Insureds must be at least 18 and no older than 90 at the time of the increase.

● You must give us satisfactory evidence of insurability for both Insureds.

● Increases to the ARTR-LS face amount may not result in the ARTR-LS exceeding 80% of the Total Face Amount.

● Each increase you make to the Total Face Amount must be a minimum of $100,000.

● Each increase in Face Amount may have an associated cost of insurance rate and Coverage charge. Any cost or charge changes will take effect on the next Monthly Payment Date after the Face Amount increase is applied to the Policy.

● We reserve the right to limit Face Amount increases to one per Policy Year and/or change the minimum increase amount, which will be applied uniformly to all members of the same Class.

● A requested increase in Face Amount will terminate the Flexible Duration No-Lapse Guarantee Rider. See the OPTIONAL RIDERS AND BENEFITS – Flexible Duration No-Lapse Guarantee Rider in this prospectus for more information.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy or the ARTR-LS Rider when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer. If there are Basic and ARTR-LS Coverage Layers with the same Coverage Layer Date, we will increase the ARTR-LS first then the Basic Face Amount.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

● We do not allow decreases during the first two Policy Years

● You may only request one decrease per Policy Year

● The Policy’s Basic Face Amount must be at least $500,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

● Unless you have told us otherwise In Writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to make distributions from the Accumulated Value, which may be taxable. For more information, please see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will reduce the Face Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to the most recently issued Coverage Layer first, and then to the Initial Face Amount.

If more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any ARTR-LS Rider Coverage Layer first then the Basic Face Amount of any Policy Coverage Layer.

Charges and Contract Values, Note (N-6) [Text Block]

The Total Face Amount

The Face Amount of your Policy and any Rider providing Coverage on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance and Coverage charge.

Your Policy’s Face Amount is made up of one or more of the following types of Coverage:

1. Basic Face Amount – the Face Amount under the Policy

2. Face Amount under the Annual Renewable Term Rider-Last Survivor (ARTR-LS)

Your Policy must have a Basic Face Amount. You may also select ARTR-LS Coverage at Policy issue. This rider is described in the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

Each type of Face Amount you select creates a Coverage Layer. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Face Amount. The Policy’s Total Face Amount is the sum of the Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, in the Policy Specifications in your Policy. After Policy issue, any changes (increase or decrease) in Total Face Amount will be reflected in a Supplemental Schedule of Coverage.

	If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges
Item 11. Other Benefits Available (N-6) [Text Block]

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard Death Benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the FEE TABLE section.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restriction/Limitations
Dollar Cost Averaging	Allows you to make scheduled transfers between Variable Investment Options.	Standard

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

First Year Transfer	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.	Standard	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.

Fixed Option Interest Sweep	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account to the Variable Investment Options.	Standard

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Portfolio Rebalancing	Allows you to make automatic transfers among the Variable Investment Options according to your Allocation Instructions.	Standard

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new Allocation Instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Scheduled Indexed Transfer Program	Allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options.	Standard

● Must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

● Allocations from the Fixed Account to new Segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payments allocations have occurred.

Annual Renewable Term Rider – Last Survivor	Provides term insurance on the Insureds.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insureds Age 18 through 90 at issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

Estate Preservation Rider	Provides a death benefit equal to the Rider Face Amount in the event both Insureds die during the first 4 Policy Years.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insureds Age 18 through 75 and meet other requirements.

● If the Policy lapses and is later reinstated, this Rider will not be reinstated.

Flexible Duration No-Lapse Guarantee Rider

Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Cash Surrender Value is insufficient to cover the total monthly deduction, provided that the No-Lapse Guarantee Value less any Policy Debt is greater than zero.

Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available if Insured is at least age 18 and is no older than age 90 at Policy issue.

● At the initial purchase and during the entire time that you own this rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options section in this prospectus or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Standard Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premiums paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Conversion Rider	Allows you to convert eligible coverages into a new Policy.	Standard

● Automatically added at Policy issue.

● If the Policy’s Face Amount has been increased and that resulted in insurance coverage with Risk Classes that differ from the Policy’s original insurance coverage, the new Policy will be issued with the Risk Class of the most recent insurance coverage added.

● If exercised, a new Policy will be issued and any insurance coverage under this Policy will terminate.

Enhanced Policy Split Option Rider	Allows the Policy to be split into two individual policies.	Standard, if eligible

● Automatically added at Policy issue if eligible.

● The Rider may not be exercised after a certain number of Policy Years depending on the ages of the Insured.

● The Rider may only be exercised upon the occurrence of certain federal estate tax law changes.

● Satisfactory evidence of insurability is required if the Policy is not equally split or if an increase in coverage is requested for the new Policies.

● Other requirements and conditions are required to exercise the rider.

Policy Split Option Rider	Allows this Policy to be split into two individual policies.	Standard, if eligible

● Automatically added at Policy issue if eligible.

● Satisfactory evidence of insurability is required.

● One-time additional cost at exercise.

● Exchanges are limited to permanent life insurance policies only.

Terminal Illness Rider – Last Survivor	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as a terminally ill individual.	Optional

● Must be elected at Policy issue.

● Subject to the eligibility and other conditions described in the rider.

● Benefits are only available for the Survivor.

● When benefits are paid, the Policy Death Benefit and other Policy values will be reduced.

● Terminal illness must be certified by a licensed physician (not the insured, owner, beneficiary, or relative).

Minimum Indexed Benefit Rider	Allows for a termination credit when the interest credited to certain Indexed Accounts is less than the charges attributable to those Indexed Accounts.	Standard

● Automatically added at Policy issue.

● Will not provide a benefit if the interest credited to the Indexed Accounts is greater than certain charges when the Policy is no longer In Force.

● Benefit will be reduced when a benefit payment is made under any rider that pays an accelerated death benefit.

OPTIONAL RIDERS AND BENEFITS

There are riders that provide extra benefits, some standard, some optional, and some at additional cost. Not all riders are available in every state. Ask your financial professional for more information about the riders available with the Policy, or about other kinds of life insurance policies offered.

Certain restrictions may apply and are described in the rider or benefit. We will add any ongoing rider charges to the monthly charge we deduct from your Policy’s Accumulated Value. Some rider charges apply upon exercise of the benefit or benefit-related requests. See the FEE TABLES section in this prospectus for information about rider charges.

There are various Riders available under this Policy and some provide similar benefits. See the table in the OTHER BENEFITS AVAILABLE UNDER THE POLICY section above. The following provides brief information about the policy conversion Riders available under this Policy since there are more than one of the same type.

Policy Conversion Riders

This Policy offers three Policy conversion riders. These Riders are the Conversion Rider, Enhanced Policy Split Option Rider, and the Policy Split Option Rider.

Conversion Rider. This Rider allows you to convert any Eligible Coverage under this Policy into a new Policy during the conversion Policy Year, as shown in the Policy Specifications. If this Rider is exercised, we will not require evidence of insurability for the conversion unless you elect riders on the new policy, which may require that you provide evidence of insurability as needed for those riders.

Enhanced Policy Split Option Rider. This Rider allows this Policy to be split into two individual policies if an exchange event occurs which is based on any changes to federal estate tax law. If this Policy is split equally between the two new policies, then no evidence of insurability will be required. If the split is unequal or if there is a request to increase coverage for either of the new policies, evidence of insurability will be required.

Policy Split Option Rider. This Rider allows this Policy to be split into two individual policies but evidence of insurability on each Insured is required.

Complete information about each Rider is below.

Annual Renewable Term Rider — Last Survivor (ARTR-LS)

Provides term insurance on the Insureds and renews annually until the Policy terminates. The Rider is available for Insureds that are at least Age 18 and no older than 90 at the time of Rider issue. This Rider must be elected at Policy issue. We do assess a charge for this Rider.

Rider Terms

Rider Coverage Layer – This is a layer of insurance coverage provided by this Rider. There may be one or more Rider Coverage layers. Any elective increase in the Rider Face Amount will create a new Rider Coverage Layer.

Rider Face Amount – This is the total Face Amount of all Rider Coverage Layers under this Rider.

How the Rider Works

The Rider is payable on the death of the Survivor and modifies the Death Benefit of the Policy to include the Rider Face Amount, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Rider Face Amount, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test. Annual increases under the Rider are scheduled at Rider issue. After Rider issue, you may also request unscheduled increases or decreases in Rider Face Amount, subject to certain limitations and satisfactory evidence of insurability. This Rider does not have Accumulated Value of its own and does not have any cash value.

This rider has a Rider Coverage Charge and a Rider Cost of Insurance Charge. The Rider Coverage Charge is the sum of Coverage charges for each Rider Coverage Layer. The maximum monthly coverage charge for each Rider Coverage Layer will be shown on the Policy Specifications or in the Supplemental Schedule of Coverage for requested Rider Coverage Layers after issue. The Rider Cost of Insurance Charge is the sum of the Cost of Insurance Charge for each Rider Coverage Layer and is determined as a rate per $1,000 of Net Amount At Risk. See the FEE TABLES section for more information on the costs associated with this Rider.

Increases or Decreases in Rider Face Amount

You may request an increase or decrease in the Rider Face Amount after Rider issue.

Increases. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Any elected increase in Rider Face Amount will add a new Coverage Layer. Each Coverage Layer has its own Face Amount, Risk Class, Coverage Layer Date, and associated charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year.

Decreases. Each decrease will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Consumer Markets Division because the Rider’s Coverage is based on the at coverage issue Face Amount of the Rider. If the Face Amount of this Rider is decreased, then the most recently added Coverage Layer will be decreased or eliminated in the following order:

● The Face Amount of this Rider;

● The Face Amount of any other Rider that contributes to the Total Face Amount, and

● The Face Amount of Basic Life Coverage under the Policy.

Rider Termination

The Rider will terminate on the earliest of

● Your Written Request;

● The date the Policy is no longer In Force;

● The date the Rider Face Amount decreases to zero; or

● The death of the Survivor.

Reinstatement

If the Policy lapses and is later reinstated, then this Rider will also be reinstated as long as this Rider was in effect on the date the Policy was no longer In Force.

Conversion

This Rider is not convertible.

Example

A Policy is issued to Insureds who are both age 45, with a Face Amount of $250,000. The Policy also included $20,000 of term insurance under this Rider which increases the Face Amount to $270,000. The Rider charges (Rider Coverage Charge and Rider Cost of Insurance) are added to the Monthly Deductions. At age 50, the Insureds request $15,000 of additional term insurance under the Rider and submit evidence of insurability for both Insureds. The increase is approved by us and the additional term insurance is added to the Policy increasing the Face Amount to $285,000 ($250,000 under the base Policy plus $35,000 under the Rider). At age 65, one Insured dies and no payout under the Rider occurs. The Rider is only payable on the death of the Survivor and modifies the Policy Death Benefit as described above.

Estate Preservation Rider

This Rider provides a Death Benefit equal to the Rider Face Amount in the event that both Insureds under the Policy die during the first four Policy years. This Rider is available on any Policy where both Insureds are at least Age 18 and no older than 75 and where neither Insured has a substandard Risk Class or is uninsurable. Certain Policies issued with a rated Risk Class may also be eligible. Ask us or your life insurance producer for more information regarding Rider eligibility. There is a monthly charge for this Rider that will be shown on your Policy Specifications and added to the Monthly Deduction under the Policy until the Rider terminates. Currently, the charge range is $0.01-$83.35 per $1,000 of Face Amount. This Rider must be elected at Policy Issue.

If both Insureds die during the first four Policy Years, there is an additional death benefit paid equal to the Rider Face Amount. The Rider Face Amount is separate from the Total Face Amount of the Policy, but is based on the Face Amount of the Basic Life Coverage and any optional ARTR-LS. The Rider Face Amount for this Rider is shown in the Policy Specifications and cannot be increased.

This Rider death benefit is not guaranteed to offset any estate or other tax liability. The Rider Face Amount does not contribute to the Total Face Amount of the Policy. The Rider Face Amount does not comprise a Basic Coverage Layer under the Policy. This Rider cannot be renewed after the end of Policy Year four.

Rider Termination

This Rider will terminate on the earliest of

● Your Written Request;

● On lapse or termination of the Policy;

● Upon the end of Policy Year four; or

● Upon the Survivor’s death.

Rider Reinstatement

If the Policy lapses and is later reinstated, this Rider will not be reinstated.

Example

A Policy is issued to Insureds who are both age 55, with a Face Amount of $250,000. The Policy also included $20,000 of Rider Face Amount under this Rider. The Rider Face Amount cannot be increased after issue. In Policy Year 2, one Insured dies within the first four Policy Years but the Survivor is still alive. Since the Survivor is still alive, no payout occurs under the Rider. In Policy Year 3, the Survivor dies. Since both Insureds died within the first four Policy Years, an additional death benefit payment equal to the Rider Face Amount will be made. If the Survivor died after the first four Policy Years, no additional death benefit would be paid under this Rider.

Flexible Duration No-Lapse Guarantee Rider (FDNLG)

This Rider provides a no-lapse guarantee that the Policy and any optional benefits you have selected will remain In Force as long as the Net No-Lapse Guarantee Value is greater than zero, even if the Policy’s Net Accumulated Value (Accumulated Value less any Standard Policy Debt) is not enough to cover the Monthly Deductions due. As long as the No-Lapse Guarantee under this Rider is in effect, the Policy will not enter the Grace Period and lapse. This Rider must be elected at Policy issue. We assess a monthly charge for this Rider.

If you elect the FDNLG Rider, it will be in effect when we issue the Policy. The Rider cannot be added after the Policy Issue Date.

Rider Eligibility

You are eligible to elect the Rider if:

● The Insureds are at least Age 18 and no older than 90 at Policy issue.

● At initial purchase and during the entire time that you own this Rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options. See the Allowable Investment Options section of the APPENDIX: FUNDS AVAILABLE UNDER THIS POLICY in this prospectus. You may contact us at any time for information on the allowable Investment Options.

Currently, all Investment Options available through this Policy are allowable Investment Options and may be used with this Rider with no restriction as to the amount that may be allocated to an Investment Option, unless such limitation is imposed by an underlying Fund. We reserve the right to add or remove allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, fund liquidation, or to help protect our ability to provide the guarantees under these Riders (for example, changes in an underlying portfolio’s investment objective and principal investment strategies, or changes in general market conditions). As mentioned in the bullet above, if you already invested in an allowable Investment Option, a change to that Investment Option will not require you to reallocate or transfer the total amount of Accumulated Value allocated to the affected Investment Option and you may continue to allocate additional premium or transfer Accumulated Value to that Investment Option, except when an underlying portfolio is liquidated by a determination of its Board of Directors or by a fund substitution.

Our right to add or remove allowable Investment Options, may limit the number of Investment Options that are available to you under your Policy in the future. Currently, all Investment Options available under the Policy are allowable Investment Options, however, we have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Please discuss with your life insurance producer if this Policy is appropriate for you given our right to make changes to the allowable Investment Options.

Rider Terms:

Net Basic Premium –equals the Basic Premium reduced by applicable fees and charges.

Basic Fund –receives Net Basic Premium, less any withdrawals or accelerated death benefit payments.

Excess Fund –receives Net Excess Premium, less any withdrawals or accelerated death benefit payments.

Excess Premium –equals the portion of each Premium Payment received in a Policy year in excess of the Basic Premium.

Excess Premium Load-an amount equal to the Excess Premium multiplied by the Excess Premium Load rate which is 0%. This load is not deducted from any premium made under the Policy and is used only as a factor for determining benefits under this Rider.

No-Lapse Premium Load-an amount equal to the Premium Payment multiplied by the No-Lapse Premium Load rate which is 5.90%. This load is not deducted from any premium made under the Policy and is used only as a factor for determining benefits under this Rider.

Optional Benefit Charges – are equal to the sum of the charges, if any, for each optional benefit attached to the Policy. The charges incurred for those optional benefits are used in the calculation to determine the No-Lapse Guarantee Value for this Rider. See the No-Lapse Deduction subsection below. This is only used to determine benefits under this Rider is not a charge deducted from the Accumulated Value.

Rider Charge Effect on Policy Values

There is a monthly charge for the FDNLG Rider. The charge is deducted from your Policy’s Accumulated Value as a Monthly Deduction. This charge does not reduce your No-Lapse Guarantee Value. The Rider Charge is shown in the Policy Specifications and equals a monthly rate per dollar of Policy Net Amount at Risk (Rider Charge). Currently, the charge range is $0.0000001-$100 per $1,000 of Net Amount of Risk.

Example:

Assumptions:

● Policy’s Net Amount at Risk is $80,000

● Rider Charge Deduction is 0.0001

Then the Rider Charge associated with the FDNLG rider is $8 ($80,000 × 0.0001).

No Lapse Guarantee Value

The duration of the guarantee under the FDNLG rider can cover the lifetime of the Insured. The duration of the FDNLG Rider is determined by the No Lapse Guarantee Value. The guarantee is in effect as long as the Net No-Lapse Guarantee Value (No Lapse Guarantee Value less any Standard Policy Debt) is greater than zero.

The No-Lapse Guarantee Value is equal to the sum of the Basic Fund, the Excess Fund and the No-Lapse Guarantee Loan Account Value. The Basic Fund contains the Net Basic Premium and is credited with an Accumulation Amount based upon a 3.5% annual rate which can range from a 2% to 6% annual rate, based on issue age and duration. The Excess Fund contains the Net Excess Premium and is credited with an Accumulation Amount based upon a 3.5% annual rate. The No-Lapse Guarantee Loan Account Value is equal to the Standard Loan Account Value on your Policy.

Note: The No-Lapse Guarantee Value is tracked only for the purpose of determining if the No Lapse Guarantee is in effect. The value, including any Accumulation Amounts added to the No-Lapse Guarantee Value, is not added to the Policy’s Cash Value, and as such cannot be withdrawn or loaned against, and is not used in the determination of the Death Benefit or to any other benefit under the policy.

Example:

Assumptions:

● Policy 1 elected FDNLG Rider at issue

o Basic Fund is $11,000 before no-lapse deductions

o Excess Fund is $0 before no-lapse deductions

o No-Lapse Guarantee Loan Account Value is $9,000

o Upcoming monthly no-lapse deduction of $1,000

● Policy 2 did not elect FDNLG Rider at issue

● For both policies:

o Accumulated Value of $10,000 before monthly deductions

o Policy Debt of $9,000

o Surrender charge of $500

o Upcoming monthly deduction of $1,000

o Withdrawal of $200

Result:

● Both policies have a Net Accumulated Value of -$700 ($10,000 - $9,000 - $500 - $1,000-$200) after the monthly deduction

● Policy 1 remains in force because Net No-Lapse Guarantee Value is greater than $0 even though Net Accumulated Value is less than $0.

● Policy 1 has a Net No-Lapse Guarantee Value of $300 ($11,000 - $9,000 - $500 - $1,000-$200) after the monthly deduction

● Policy 2 enters the Grace Period since Net Accumulated Value is less than $0.

Basic and Excess Fund under the Rider

The Basic and Excess Fund are an accumulation of policy premiums, withdrawals, and loans. While the Basic Fund may become negative, the Excess Fund will never be less than zero. Both the Basic Fund and the Excess Fund are increased and reduced as described below.

1. Net Basic Premiums are added to the Basic Fund; Net Excess Premiums are added to the Excess Fund,

2. No Lapse Deductions reduce the Excess Fund, and then the Basic Fund,

3. Accumulation Amounts are added to the Basic Fund and Excess Fund,

4. Any withdrawal of policy Accumulated Value will reduce the Excess Fund and then the Basic Fund, including any policy fees, and

5. Standard Loans will reduce the Excess Fund and then the Basic Fund.

Net Premium is allocated to the Basic Fund and Excess Fund as follows:

● Net Basic Premium is the higher of the premium up to the Annual Premium Threshold for the Policy Year, as described in the Policy Specifications, or the amount needed to bring any negative Basic Fund back to zero. This amount is reduced by the No-Lapse Premium Load and added to the Basic Fund.

● Net Excess Premium is any premium in excess of the Basic Premium. Excess Premium is reduced by the No-Lapse Premium Load and the Excess Premium Load and added to the Excess Fund. Please note, the No-Lapse Premium Load and the Excess Premium Load are only used to determine the benefits provided by this Rider – they are not assessed against any premium made under the Policy or against the Policy’s Accumulated Value.

Example:

Assumptions:

● Annual Premium Threshold for the current year is $10,000

● Premium Received is $15,000

● Basic fund is positive

● No Lapse Premium Load is 12.00%

● Excess Premium Load is 0%

The Net Basic Premium and Net Excess Premium are calculated as follows.

● Basic Premium is $10,000 (lesser of $10,000 and $15,000). Net Basic Premium of $8,800 [$10,000 × (1-12%)] will be added to the Basic Fund.

● Excess Premium is $5,000. Net Excess Premium of $4,400 [$5,000 × (1 – 12% - 0%)] will be added to the Excess Fund

Example:

Assumptions:

● Annual Premium Threshold for the current year is $10,000

● Premium Received is $15,000

● Basic Fund is -$11,050.

● No Lapse Premium Load is 12%

● Excess Premium Load is 0%

The Net Basic Premium and Net Excess Premium are calculated as follows.

● Basic Premium is $12,556.82. The Net Basic Premium is $11,050 [$12,556.82 × (1-12%)], which, when added to the Basic Fund, brings the Basic Fund to zero.

● Excess Premium is $2,150. Net Excess Premium of $2,150 [$2,443.18 × (1 – 12% - 0%)] will be added to the Excess Fund

No-Lapse Deduction

The No-Lapse Deduction is an amount that is deducted first from the Excess Fund until the Excess Fund is reduced to zero and then from the Basic Fund. The No-Lapse Monthly Deduction is the greater of the No-Lapse Monthly Charge Deduction or the Alternative No-Lapse Monthly Deduction, as described below.

No-Lapse Monthly Charge Deduction. The No-Lapse Monthly Charge Deduction is described in the Policy Specifications and includes the following:

● The No-Lapse Coverage Charge

● The No-Lapse Administrative Charge

● Optional Benefit Charges, if any (applies to the Annual Renewable Term Rider – Last Survivor and/or Estate Preservation Rider as applicable)

● Transactional policy fees and charges, if any

● The No-Lapse Cost of Insurance Charge.

Alternative No-Lapse Monthly Deduction. The Alternative No-Lapse Monthly Deduction is also described in the Rider Specifications and includes:

● Optional Benefit Charges, if any

● Transactional policy fees and charges, if any

● The Alternative No-Lapse Cost of Insurance Charge.

Example:

Assumptions:

● Basic Fund before No-Lapse Deduction is $9,000

● Excess Fund is $3,500

● No-Lapse Monthly Charge Deduction is $3,000

● Alternative No-Lapse Monthly Deduction is $4,000.

Then the Basic and Excess Funds are reduced as follows:

● The No-Lapse Deduction is $4,000 (the greater of $3,000 and $4,000)

● Excess Fund will be reduced to $0

● Basic Fund to $8,500.

No-Lapse Accumulation Amount

The No-Lapse Accumulation Amount is an amount that is added to the Basic Fund and the Excess Fund as follows.

● The Basic Fund No-Lapse Accumulation Amount is added to the Basic Fund. It is equal to the Basic Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the No-Lapse Accumulation Factor as shown in the Policy Specifications. If your Basic Fund is negative, the accumulation will further reduce your Basic Fund. The No-Lapse Accumulation Factor for Policy Years 1 through 9 is 0.002870899 which is equivalent to an annual rate of 3.5% and 0.003514593 for Policy Year 10 and thereafter which is equivalent to an annual rate of 4.3%.

● The Excess Fund No-Lapse Accumulation Amount is added to the Excess Fund. It is equal to the Excess Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the Excess Accumulation Factor as shown in the Policy Specifications. The Excess Fund Accumulation Factor for Policy Years 1 through 9 is 0.002870899 which is equivalent to an annual rate of 3.5% and 0.003514593 for Policy Year 10 and thereafter which is equivalent to an annual rate of 4.3%

Example:

Assumptions:

● Policy is in year 5

● Basic Fund is $8,500, after premiums and no-lapse deductions.

● Excess Fund is $2,500, after premiums and no-lapse deductions

● No Lapse Accumulation Factor is 0.002870899

● Excess Fund Accumulation Factor is 0.002870899

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

● Basic Fund Accumulation Amount is $24.40, and the Basic Fund is $8,524.40

● Excess Fund Accumulation Amount is $7.18, and the Excess Fund is $2,507.18.

Example:

Assumptions:

● Policy is in year 5

● Basic Fund is -$5,000, after premiums and no-lapse deductions.

● Excess Fund is $0, after premiums and no-lapse deductions

● No Lapse Accumulation Factor is 0.002870899

● Excess Fund Accumulation Factor is 0.002870899

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

● Basic Fund Accumulation Amount is -$14.35, and the Basic Fund is -$5,014.35.

● Excess Fund Accumulation Amount is $0, and the Excess Fund is $0.

Loan Effects on Rider

Standard Loans have an effect on the No Lapse Guarantee Value

● Any new loan, including any loan interest that is added to the loan on an anniversary, will be added to the No-Lapse Guarantee Loan Account Value and will reduce the Excess Fund and then the Basic Fund.

● Any loan repayment will be added to the Basic Fund only to the extent that the Basic Fund is negative. Otherwise, it will be added to the Excess Fund.

Important considerations

The growth of your No-Lapse Guarantee Value depends on a number of factors including, but not limited to, the amount of premium you pay, the timing of your premium payments and any Policy changes. Any modification you make to the originally planned timing of or amount of premium paid and any Policy changes will affect the duration of the No-Lapse Guarantee provided by the Rider. Before making any change to the Policy, please request and review a current Illustration.

This Rider will terminate if an increase in Face Amount under the Policy is elected. Please work with your life insurance producer before making any requests to increase the Face Amount under the Policy.

If your Net No-Lapse Guarantee Value is equal to or less than zero, the benefits under this rider will not be in effect. However, you can restore the no-lapse guarantee benefit by making a premium payment or a loan repayment in an amount sufficient to make your Net No-Lapse Guarantee Value positive.

Some examples of things you should consider:

1. If you defer a payment, you will not receive the Accumulation Amount associated with that premium in the Basic and Excess Fund. If such a deferral would cause your No Lapse Guarantee Value to be negative, you will have to make a sufficient payment to bring the Basic Fund to positive, including any negative Accumulation Amounts.

2. If you take a Standard Loan your Basic Fund may be reduced. A loan repayment may not recover the value deducted from the Basic Fund, but instead could be added to the Excess Fund.

3. Any withdrawal will reduce the Excess and Basic Fund. However, a subsequent premium payment to pay back the withdrawal will be affected both by the Annual Premium Threshold and the Basic and Excess fund accumulation amounts, plus associated No-Lapse and Excess Premium Loads.

4. You have the ability to increase the duration of your FDNLG rider by paying higher premiums, subject to the Annual Premium Threshold.

When the Policy is continued under the No-Lapse Guarantee, the Net Accumulated Value is less than or equal to zero. As a result, the Policy has no Net Accumulated Value from which Monthly Deductions can be collected. Any such uncollected amounts are accumulated without interest as the Net Accumulated Value becomes negative. Such uncollected amounts will be repaid from any additional premiums made or from any death benefit proceeds.

Rider Termination

The Rider will terminate on the earliest of:

● Your Written Request;

● Policy Surrender;

● The date the Policy is no longer In Force,

● Allocation into any Investment Option that is not an allowable Investment Option and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider;

● Upon electing an increase in Face Amount;

● The end of the Maximum No-Lapse Guarantee Period, as shown in the Policy Specifications; or

● The date when the Net No-Lapse Guarantee Value and the Net Accumulated Value are both less than or equal to zero and the Policy lapses (see the YOUR POLICY’S ACCUMULATED VALUE – Lapsing and Reinstatement section in this prospectus).

Reinstatement

This Rider may not be reinstated if it was terminated before the date the Policy was no longer In Force. Otherwise, this Rider will reinstate on the date that the Policy is reinstated.

Conversion Rider

Allows you to convert any Eligible Coverages into a new Policy at any time during the conversion Policy Year, as shown in the Policy Specifications. This Rider is automatically added to the Policy. Some life insurance producers may have a financial incentive to offer you a new policy in place of the one you already own. You should only convert your policy if you determine, after comparing the features, fees (including surrender charges and premium loads), and risks of both policies, that it is preferable for you to purchase a new policy rather than own the existing policy. Call (800) 347-7787 if you have any questions about this Rider. There is no additional fee for this Rider.

Rider Term:

Eligible Coverage - is Coverage under this Policy that qualifies for conversion, as shown in the Policy Specifications.

How the Rider Works:

You may request to have your new policy issued on any other permanent life insurance policy that we make available for conversions at the time of your conversion request. We will issue your new policy at the same or similar Risk Class as this Policy and the Face Amount of the new policy will be equal to the current amount of Eligible Coverage for this Policy, subject to any minimum requirements for the new policy. However, if you have increased your Policy’s Face Amount, resulting in your Policy having one or more Coverage Layers with Risk Classes that differ from the Risk Class for the Policy’s original Face Amount, the new policy will be issued at the same or similar Risk Class of the Policy’s most recent Coverage Layer.

If you exercise this rider, we will not require any evidence of insurability for the conversion. However, if you elect riders on the new policy, you may have to provide evidence of insurability as needed for those riders. Working with your life insurance producer, please read the new policy prospectus for complete information prior to requesting a conversion.

If you exercise this rider, we will issue the new policy you selected and Coverage under this Policy will terminate. Surrender charges are waived on any amount of Accumulated Value less Policy Debt transferred from this Policy to purchase the new policy. If the new policy is a variable universal life policy, the value transferred to the new policy will not be subject to any premium load. Premium loads will apply on the new policy for additional premium added at issue or after the initial premium paid from this Policy’s Accumulated Value less Policy Debt. Any surrender charges applicable to the new policy will continue to apply under the terms of the new policy.

Rider Termination

The Rider will terminate on the earliest of:

● Your Written Request,

● The death of one Insured, or

● The date the Policy is no longer In Force.

Example

This example assumes that, during Policy Year 8, the Owner elects to convert this Policy and purchase another variable universal life policy issued by us. The existing Policy has a Face Amount of $500,000, premium payments subject to a surrender charge, an

Accumulated Value of $150,000, and a $20,000 loan outstanding (Policy Debt). The new policy has a premium load and offers the same or similar Risk Class as the existing Policy.

When the transfer occurs, the new policy will be issued with a Face Amount of $500,000, and the Accumulated Value less Policy Debt ($130,000; ($150,000 less $20,000)) will be transferred to the new policy. We will waive the surrender charge that would be incurred on the amount transferred from the old policy. The new policy will not assess a premium load on the amount transferred ($130,000) from the old policy and the new policy will also be issued without the owner providing evidence of insurability. Once the new policy is issued, the old policy will terminate and no longer provide any insurance coverage.

Enhanced Policy Split Option Rider

Allows the Policy to be split into two individual policies, without evidence of insurability if the Policy is equally split. Any unequal split of the Policy or any request to increase the coverage for either of the new policies will require evidence of insurability. See the VARIABLE LIFE INSURANCE AND YOUR TAXES - Optional Policy Benefits and Riders section in this prospectus for additional information on the tax treatment of this Rider. Call (800) 347-7787 if you have any questions about this Rider. There is no additional fee for this Rider.

Rider Terms:

Exchange Date – The date the original policy terminates, which will be the next monthly payment date after we receive your Written Request and everything is in good order. The new policies will take effect on the Exchange Date.

Exchange Event – Is when either of the following federal estate tax law changes become effective by law:

● Section 2056 of the Internal Revenue Code (“IRC”) as amended, or its successor, is nullified or amended to eliminate or reduce the Insureds’ federal estate tax marital deduction; or

● Section 2001 of the IRC as amended, or its successor, is amended to reduce the maximum estate tax rate to no more than half the maximum rate in effect on the issue date of the policy.

Last Exchange Policy Year – The last Policy year during which you can request to exchange the Policy for two new single life policies. This Rider provides no benefit after this year or after it is terminated. The Last Exchange Policy Year is equal to:

● Policy Year 3 if one of the Insureds’ issue age is from 70 to 79 and the other Insureds’ issue age is 79 or less, or

● Policy Year 5 if both Insureds’ issue ages are under 70.

How the Rider Works

This Rider will be included automatically with all policies where the older Insured is issue Age 79 or less, and where neither Insured has a substandard Risk Class or is uninsurable. There is no charge for this Rider.

You may request an exercise of this Rider beginning on the date of a qualifying Exchange Event that occurs before the end of the Last Exchange Policy Year.

You will have 365 days following such an Exchange Event to request the Exercise of this Rider.

The following requirements and conditions must be met to exercise this Rider:

● At least one of the Exchange Events occurs,

● Both Policy Insureds are living,

● The Policy cannot be in a grace period,

● The Insureds under the Policy cannot have a substandard Risk Class,

● If Standard Policy Debt exceeds the Accumulated Value, you must repay the amount of the Standard Policy Debt in excess of the Accumulated Value, and

● You must make the request to exercise this Rider in writing.

A federal estate tax law change could result in an increase in the federal estate tax liability at the first death of the two Insureds under the Policy.

New Policy Conditions

The exchange may be made to any single life policy of permanent life insurance that we make available, subject to the below conditions.

● Each of the Policy Insureds will be the insured of one of the two new single life policies.

● The owner(s) of the two new single life policies is required to be the same as the owner(s) of this Policy.

● The new policy on each Insured will be based on that Insured’s age as of the Exchange Date.

● If the new policies are variable universal life policies, we will waive the premium load on any amount of Cash Surrender Value transferred from this Policy to purchase the new policies. Any premium load will apply on the new policies for additional premium added at issue or after the initial premium paid from this Policy’s Cash Surrender Value. Any surrender charges applicable to the new policies will continue to apply.

● The face amount of each new policy will be an amount up to one-half of the Policy’s Face Amount in excess of the Standard Policy Debt on the Exchange Date, subject to any minimum requirement for the new policy. At the time of exchange, if the face amount on either of the new single life policies is less than the minimum allowed face amount for that product, we will issue that policy with the minimum allowable face amount for that product. Any request to increase the amount of face amount for either new policy or for an unequal split of the Policy’s Face Amount less Standard Policy Debt will require evidence of insurability satisfactory to us.  After the split occurs, any increase in the face amount by request or to meet the minimum allowable face amount for the new policy, may require additional premium payments.

● The Accumulated Value of the Policy will be equally split between the two new single life policies.

● Any existing Standard Policy Debt must be paid off prior to the exchange. If there is sufficient Accumulated Value to cover the Standard Policy Debt, the Accumulated Value will be reduced by the Standard Policy Debt and the remaining Accumulated Value will be equally split between the two new single life policies. If the Standard Policy Debt exceeds the Accumulated Value, the amount of the Standard Policy Debt in excess of the Accumulated Value must be repaid prior to the policy exchange.

● Any premiums and charges for the new policies will be based on our rates in effect on the Exchange Date for the new policies.

● The Death Benefit Option of each new policy will be the same as the current Death Benefit Option on this Policy.

Rider Termination

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request,

● The date of the first death of one of the Insureds,

● On lapse or termination of the Policy,

● Upon exercise of this Rider, or

● The end of the Last Exchange Policy Year.

If an Exchange Event occurs prior to or during the Last Exchange Policy Year, then you may provide us Written Request of an exchange no more than 365 days after the Exchange Event. We will process such request as if the Rider had not terminated even if we do not receive your Written Request until after the end of the Last Exchange Policy Year.

Reinstatement

If the Policy lapses and is later reinstated, this Rider will also be reinstated as long as this Rider was in effect on the date the Policy ceased to be In Force and is reinstated prior to or before the end of the Last Exchange Policy Year.

Example

This example assumes that the Insureds were under age 70 when the Policy was issued. During Policy Year 4 an Exchange Event occurred and the Joint Owners elect to split this Policy and purchase two new variable universal life policies issued by us. The Joint Owners elect that the current Policy be split 50% to each new policy so no evidence of insurability on each Insured is required. The existing Policy has a Face Amount of $500,000 and Accumulated Value of $160,000. The new policies have a premium load and offer the same or similar Risk Class as the existing Policy.

When the transfer occurs, the new policies will have a Face Amount of $250,000 ($500,000 x 50% = $250,000), and an Accumulated Value of $80,000 ($160,000 x 50% = $80,000). The new policies will not assess a premium load on the amount transferred to each policy from the old policy. Once the new policies are issued, the old policy will terminate and no longer provide any insurance coverage.

Policy Split Option Rider

Allows the Policy to be split into two new individual policies subject to satisfactory evidence of insurability on each Insured. The exchange may be made to any single life policy of permanent life insurance that we regularly issue at the time of exchange, subject to our approval. A $200 administrative fee will be deducted from the original Policy’s Accumulated Value on the effective date of the exchange. Although not anticipated, we reserve the right to charge for any state or federal taxes incurred upon exercise of this Rider. This Rider is automatically added to the Policy. Some life insurance producers may have a financial incentive to offer you a new policy in place of the one you already own. You should only convert your policy if you determine, after comparing the features, fees (including surrender charges and premium loads), and risks of both policies, that it is preferable for you to purchase a new policy rather than own the existing policy. Call (800) 347-7787 if you have any questions about this Rider. There is no additional fee for this Rider.

Rider Terms:

Exchange Conditions – To exercise this option, you must:

● Ask for the exchange in writing on a form that we will provide to you;

● Return the form and the original Policy to us; and

● Provide satisfactory evidence of insurability on each Insured.

Exchange Date - The date all of the Exchange Conditions are met, the date this Policy terminates, and the policy date for the two new policies.

New Policy Considerations

● The new policy on each Insured will be based on that Insured’s age as of the Exchange Date.

● If the new policies are variable universal life policies, we will waive the premium load on any amount of Cash Surrender Value transferred from this Policy to purchase the new policies. Any premium load will apply on the new policies for additional premium added at issue or after the initial premium paid from this Policy’s Cash Surrender Value. Any surrender charges applicable to the new policies will continue to apply.

● The Face Amount of each new policy may be for any amount you choose, provided that the sum of the Face Amounts of the new policies do not exceed the Policy’s Face Amount including any Face Amount provided by a term insurance rider.

● You must provide us with your written consent if the Face Amounts of the new policies are not equal.

● The Policy’s Accumulated Value, Standard Policy Debt and Cash Surrender Value are split in proportion to the Face Amount for each of the new policies.

Rider Termination

The Rider will terminate on the earliest of:

● Your Written Request to end this Rider,

● The date of the first death of the two Insureds,

● On lapse or termination of the Policy, or

● Upon exercise of this Rider.

Example

This example assumes that, during Policy Year 10, the Owner elects to split this Policy and purchase two new variable universal life policies issued by us. Satisfactory evidence of insurability on each Insured was submitted. The existing Policy has a Face Amount of $500,000 and Accumulated Value of $160,000. The new policy has a premium load and offers the same or similar Risk Class as the existing Policy. The Insureds elected that the current Policy be split 50% to each new policy.

When the transfer occurs, the new policies will have a Face Amount of $250,000 ($500,000 x 50% = $250,000), and an Accumulated Value of $80,000 ($160,000 x 50% = $80,000). The new policies will not assess a premium load on the amount transferred to each policy from the old policy. Once the new policy is issued, the old policy will terminate and no longer provide any insurance coverage.

Terminal Illness Rider-Last Survivor

(This Rider is called “Accelerated Death Benefit Rider for Terminal Illness-Last Survivor” in your Policy.)

The Terminal Illness Rider-Last Survivor provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a Survivor life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Rider-Last Survivor. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider-Last Survivor. It does not include any insurance on the life of anyone other than the Insureds and any other rider on the Insureds.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – Survivor who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Survivor - the Insured remaining alive after the first death of the two Insureds named in the Policy.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

● You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Survivor is a Terminally Ill Individual;

● Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

● The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

● If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the Survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Survivor is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Survivor’s conditions at our expense. If this opinion differs from that of the Survivor’s Licensed Physician, eligibility for benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the benefit for application or maintenance of a government benefit or entitlement.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Survivor qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

● Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

● Calculate the Terminal Illness Benefit Proceeds, as described below; and

● Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) The Terminal Illness Reduction Factor;

(b) Standard Policy Debt multiplied by the Acceleration Percentage; and

(c) A processing charge, guaranteed not to exceed $100.

If the Survivor dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a) Equals 1; and

(b) Equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

● The current yield on the 90-day Treasury Bill; or

● The maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

Example

Assumptions:

● Eligible Coverage is $100,000

● Terminal Illness Benefit is $75,000

● Accelerated Death Benefit Interest Rate is 8%

● Policy Debt is $10,000

● Processing Charge is $100

The Acceleration Percentage is 75% = $75,000 ÷ $100,000

The Terminal Illness Reduction Factor is 0.92592593 = 1 ÷ (1 + 0.08)

The Terminal Illness Benefit Proceeds is $61,844.44 = ($75,000 x 0.92592593) - ($10,000 x 0.75) - $100

End of Example

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Survivor has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Survivor’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the benefits to you (or your designee) or to your estate while the Survivor is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Standard Policy Loans.

At the time of each benefit payment, we will:

● Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

● Reduce the Policy and Rider values as described in the Rider; and

● Send you an endorsement to the Policy, which will include a statement of the effect of the benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Standard Policy Loans.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

● The Total Face Amount; and

● The Accumulated Value.

The Acceleration Percentage equals (a ÷ b) where:

a = The Terminal Illness Benefit; and

b = The Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Survivor will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Standard Policy Debt, Standard Loan Account and Standard Loan Account Value on the date of a benefit payment by an amount equal to their respective values prior to the benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider-Last Survivor

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

● Face Amounts for any term insurance rider on the Survivor will be reduced as the Policy’s Total Face Amount is reduced;

● For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and no-lapse credit will each be reduced on the date of each benefit payment;

● For any no-lapse guarantee rider using no-lapse guarantee value, the no-lapse guarantee value will be reduced on the date of each benefit payment.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

Rider Termination

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request;

● The date the Benefit under the Rider are paid;

● When the Policy terminates; or

● When you notify us of Survivor’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Things to Keep in Mind

Other Variable Life Insurance Policies

We offer other variable life insurance policies which provide insurance protection on the life of an Insured. We also offer riders that provide additional insurance protection on the Insured. Many life insurance policies and riders have some flexibility in structuring the amount of insurance protection, the amount that is payable upon death, and premium payments in targeting cash values based on your particular needs.

This Policy

Providing Coverage on the Insureds using Rider Coverage will result in different Policy charges than Coverage under the Policy alone. In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance. Accelerated Death Benefit payments received for a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations). Pacific Life cannot determine the taxability of benefit payments. Tax treatment of long-term care benefits is complex, and will depend on the amount of benefits taken, the amount of qualified expenses incurred and possibly other factors. Receipt of accelerated Death Benefits may affect eligibility for public assistance programs such as Medicaid. Consult your qualified and independent legal and tax advisors about the tax implications of these benefits.

Combining a Policy with an Annual Renewable Term Rider, may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

We also offer the ability to have increases in Coverage by requesting an increase in Face Amount. A requested increase in Coverage can provide for a larger increase, but would be subject to full underwriting and could result in a different Risk Class than that originally underwritten. Policy charges will vary based on the amount and timing of increases.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restriction/Limitations
Dollar Cost Averaging	Allows you to make scheduled transfers between Variable Investment Options.	Standard

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

First Year Transfer	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.	Standard	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.

Fixed Option Interest Sweep	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account to the Variable Investment Options.	Standard

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Portfolio Rebalancing	Allows you to make automatic transfers among the Variable Investment Options according to your Allocation Instructions.	Standard

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new Allocation Instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Scheduled Indexed Transfer Program	Allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options.	Standard

● Must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

● Allocations from the Fixed Account to new Segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payments allocations have occurred.

Annual Renewable Term Rider – Last Survivor	Provides term insurance on the Insureds.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insureds Age 18 through 90 at issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

Estate Preservation Rider	Provides a death benefit equal to the Rider Face Amount in the event both Insureds die during the first 4 Policy Years.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insureds Age 18 through 75 and meet other requirements.

● If the Policy lapses and is later reinstated, this Rider will not be reinstated.

Flexible Duration No-Lapse Guarantee Rider

Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Cash Surrender Value is insufficient to cover the total monthly deduction, provided that the No-Lapse Guarantee Value less any Policy Debt is greater than zero.

Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available if Insured is at least age 18 and is no older than age 90 at Policy issue.

● At the initial purchase and during the entire time that you own this rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options section in this prospectus or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Standard Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premiums paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Conversion Rider	Allows you to convert eligible coverages into a new Policy.	Standard

● Automatically added at Policy issue.

● If the Policy’s Face Amount has been increased and that resulted in insurance coverage with Risk Classes that differ from the Policy’s original insurance coverage, the new Policy will be issued with the Risk Class of the most recent insurance coverage added.

● If exercised, a new Policy will be issued and any insurance coverage under this Policy will terminate.

Enhanced Policy Split Option Rider	Allows the Policy to be split into two individual policies.	Standard, if eligible

● Automatically added at Policy issue if eligible.

● The Rider may not be exercised after a certain number of Policy Years depending on the ages of the Insured.

● The Rider may only be exercised upon the occurrence of certain federal estate tax law changes.

● Satisfactory evidence of insurability is required if the Policy is not equally split or if an increase in coverage is requested for the new Policies.

● Other requirements and conditions are required to exercise the rider.

Policy Split Option Rider	Allows this Policy to be split into two individual policies.	Standard, if eligible

● Automatically added at Policy issue if eligible.

● Satisfactory evidence of insurability is required.

● One-time additional cost at exercise.

● Exchanges are limited to permanent life insurance policies only.

Terminal Illness Rider – Last Survivor	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as a terminally ill individual.	Optional

● Must be elected at Policy issue.

● Subject to the eligibility and other conditions described in the rider.

● Benefits are only available for the Survivor.

● When benefits are paid, the Policy Death Benefit and other Policy values will be reduced.

● Terminal illness must be certified by a licensed physician (not the insured, owner, beneficiary, or relative).

Minimum Indexed Benefit Rider	Allows for a termination credit when the interest credited to certain Indexed Accounts is less than the charges attributable to those Indexed Accounts.	Standard

● Automatically added at Policy issue.

● Will not provide a benefit if the interest credited to the Indexed Accounts is greater than certain charges when the Policy is no longer In Force.

● Benefit will be reduced when a benefit payment is made under any rider that pays an accelerated death benefit.

Calculation Method of Benefit [Text Block]

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that generally, cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

● The Insureds are a male non-smoker Age 56 and a female non-smoker Age 53 at the time the Policy was issued, and where the Survivor passes away at the beginning of the 20th Policy Year

● Face Amount is $1,000,000

● Accumulated Value at the date of death is $600,000

● Total premium paid into the Policy is $300,000

● The Minimum Death Benefit under the Cash Value Accumulation Test is $852,000 (assuming 142% of the Accumulated Value).

		Cash Value Accumulation Test The Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$852,000	$399,171.19
Option B	Total Face Amount plus Accumulated Value	$1,600,000	$852,000	$998,673.90
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$852,000	$698,922.54

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $1,400,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

● $1,988,000 for the Cash Value Accumulation Test.

		Cash Value Accumulation Test The Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$1,988,000	$586,352.32
Option B	Total Face Amount plus Accumulated Value	$2,400,000	$1,988,000	$988,010.85
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$1,988,000	$586,352.32

Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX: FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/PacificLife/Products/index.html. You can also request this information at no cost by calling (800) 347-7787. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Allowable Investment Options section after the Fund table below.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide capital appreciation over a multi-year market cycle, generally at least 3-5 years.	Bain Capital Equity Opportunities Fund Class 1; Bain Capital Public Equity, LP	1.35%[1]	-1.05%	N/A	N/A
Seeks to achieve long-term capital appreciation.	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.39%	3.82%	4.11%	5.91%
Seeks to achieve long-term capital appreciation.	Dimensional VA International Value Portfolio (formerly DFA VA International Value Portfolio); Dimensional Fund Advisors, LP	0.28%	6.62%	7.08%	5.62%
Achieve long-term capital appreciation.	Dimensional VA U.S. Large Value Portfolio Institutional Class (formerly DFA VA U.S. Large Value Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.21%	13.38%	8.43%	8.52%
Achieve long-term capital appreciation.	Dimensional VA U.S. Targeted Value Portfolio Institutional Class (formerly DFA VA U.S. Targeted Value Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.28%	8.14%	12.55%	9.46%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	5.00%	2.27%	1.54%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.17%	5.11%	4.10%	N/A
Seeks to provide maximum capital appreciation.	M Capital Appreciation Fund; Frontier Capital Management Company, LLC	0.98%	9.94%	9.04%	8.67%
Seeks to provide long-term capital appreciation.	M International Equity Fund; Dimensional Fund Advisors, LP	0.74%	3.96%	4.59%	3.61%
Seeks to provide long-term capital appreciation.	M Large Cap Growth Fund; DSM Capital Partners LLC	0.58%	25.50%	14.12%	13.87%
Seeks to provide long-term capital appreciation.	M Large Cap Value Fund; Brandywine Global Investment Management, LLC	0.63%	18.63%	9.63%	7.81%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class; Massachusetts Financial Services Company	0.87%[1]	6.72%	4.96%	9.19%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.44%	1.87%	-1.29%	1.81%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class P; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management, L.P.)	0.86%[1]	-1.33%	-2.71%	1.84%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.08%	24.91%	14.45%	13.01%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]	12.40%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.72%	8.39%	6.00%	5.18%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.65%	18.11%	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.12%	2.56%	2.15%	2.35%
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.80%[1]	3.88%	6.02%	6.84%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.66%[1]	30.23%	14.51%	14.35%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.38%	11.06%	6.98%	7.41%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Total Return Portfolio Class P (formerly called Pacific Select Fund Managed Bond Portfolio Class P); Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.72%	2.90%	0.35%	1.85%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio; T. Rowe Price Associates, Inc.	0.74%	35.51%	14.46%	14.77%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Initial Class; Van Eck Associates Corporation	1.06%	-2.83%	7.54%	0.82%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.	0.14%	1.24%	-0.39%	1.25%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.	0.13%	23.71%	13.67%	12.37%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio Class I2; Legg Mason Partners Fund Advisor, LLC	0.81%	7.06%	2.06%	3.71%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]Effective January 17, 2025, transfer requests and premium allocations designated to all Western Asset Management VIT Portfolios will no longer be accepted.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/PacificLife/Products/index.html. You can also request this information at no cost by calling (800) 347-7787. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Allowable Investment Options section after the Fund table below.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide capital appreciation over a multi-year market cycle, generally at least 3-5 years.	Bain Capital Equity Opportunities Fund Class 1; Bain Capital Public Equity, LP	1.35%[1]	-1.05%	N/A	N/A
Seeks to achieve long-term capital appreciation.	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.39%	3.82%	4.11%	5.91%
Seeks to achieve long-term capital appreciation.	Dimensional VA International Value Portfolio (formerly DFA VA International Value Portfolio); Dimensional Fund Advisors, LP	0.28%	6.62%	7.08%	5.62%
Achieve long-term capital appreciation.	Dimensional VA U.S. Large Value Portfolio Institutional Class (formerly DFA VA U.S. Large Value Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.21%	13.38%	8.43%	8.52%
Achieve long-term capital appreciation.	Dimensional VA U.S. Targeted Value Portfolio Institutional Class (formerly DFA VA U.S. Targeted Value Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.28%	8.14%	12.55%	9.46%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	5.00%	2.27%	1.54%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.17%	5.11%	4.10%	N/A
Seeks to provide maximum capital appreciation.	M Capital Appreciation Fund; Frontier Capital Management Company, LLC	0.98%	9.94%	9.04%	8.67%
Seeks to provide long-term capital appreciation.	M International Equity Fund; Dimensional Fund Advisors, LP	0.74%	3.96%	4.59%	3.61%
Seeks to provide long-term capital appreciation.	M Large Cap Growth Fund; DSM Capital Partners LLC	0.58%	25.50%	14.12%	13.87%
Seeks to provide long-term capital appreciation.	M Large Cap Value Fund; Brandywine Global Investment Management, LLC	0.63%	18.63%	9.63%	7.81%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class; Massachusetts Financial Services Company	0.87%[1]	6.72%	4.96%	9.19%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.44%	1.87%	-1.29%	1.81%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class P; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management, L.P.)	0.86%[1]	-1.33%	-2.71%	1.84%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.08%	24.91%	14.45%	13.01%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]	12.40%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.72%	8.39%	6.00%	5.18%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.65%	18.11%	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.12%	2.56%	2.15%	2.35%
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.80%[1]	3.88%	6.02%	6.84%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.66%[1]	30.23%	14.51%	14.35%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.38%	11.06%	6.98%	7.41%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Total Return Portfolio Class P (formerly called Pacific Select Fund Managed Bond Portfolio Class P); Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.72%	2.90%	0.35%	1.85%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio; T. Rowe Price Associates, Inc.	0.74%	35.51%	14.46%	14.77%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Initial Class; Van Eck Associates Corporation	1.06%	-2.83%	7.54%	0.82%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.	0.14%	1.24%	-0.39%	1.25%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.	0.13%	23.71%	13.67%	12.37%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio Class I2; Legg Mason Partners Fund Advisor, LLC	0.81%	7.06%	2.06%	3.71%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]Effective January 17, 2025, transfer requests and premium allocations designated to all Western Asset Management VIT Portfolios will no longer be accepted.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Cybersecurity and Business Continuity Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying

Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

	We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the Funds available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen
Limitations on Access to Accumulated Value through Withdrawals [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Limitations on Access to Accumulated Value through Withdrawals

	Withdrawals under the Policy are available starting on the first Policy Anniversary. Each withdrawal must be at least $200. We will not accept a withdrawal request if the withdrawal will cause the Policy to become a Modified Endowment Contract (MEC), unless you have told us In Writing that you desire to have your Policy become a MEC. See the Tax Implications section below for additional information on MECs
Policy Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Policy LapseYour Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s Monthly Deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no Death Benefit will be paid. There are costs associated with reinstating a lapsed Policy and there is no guarantee that a reinstatement will be approved.

Principal Risks of Investing in the Policy

Lapsing and Reinstatement

Principal Risk [Text Block]

Policy Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s Monthly Deductions of Policy charges. Insufficient premium payments, fees and expenses, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no Death Benefit or other benefits will be paid. There are costs associated with reinstating a lapsed Policy. There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your financial professional.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61-day period begins on the date we send notice that your Policy’s Accumulated Value less any Standard Policy Debt is not enough to pay the total monthly charge.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. Evidence of insurability is required when you apply for reinstatement and there is no guarantee that reinstatement will be approved. The costs associated with reinstating a lapsed Policy include sufficient net premium to:

● cover all due and unpaid monthly deductions and loan interest charges that accrued during the Grace Period;

● keep the Policy in force for three months after the date of reinstatement, and

● cover any negative accumulated value if there was a policy loan or other outstanding debt at the time of lapse.

If the Policy is reinstated, the same Risk Class in use at the time of lapse will apply to the reinstated Policy.

Risks Associated with Fixed Account [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Risks Associated with Fixed Account

	Under the Fixed Account, there are amount and/or percentage limits on how much may be transferred out of the Fixed Account. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options and it may take several Policy Years to transfer your Accumulated Value out of the Fixed Account to Variable Investment Options. Such restrictions on transfers out of the Fixed Account may prevent you from reallocating your Accumulated Value at the times and in the amounts that you desire and may result in lower investment performance than if you allocated to Variable Investment Options. See the YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions section in this prospectus. Currently, we are not imposing the amount and/or percentage limits on the Fixed Account
Risks Associated with Indexed Fixed Options [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Risks Associated with Indexed Fixed Options

The value of the Segments in each of the Indexed Fixed Options is based on the way we credit interest to a Segment. We add interest using Segment Index Interest which, in part, is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero, but it will never be negative. If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Index Interest, you may need to increase premium payments to prevent the Policy from lapsing.

Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term. Money may be transferred out for withdrawals and Standard Policy Loans, however, a Lockout Period will apply if the withdrawal or Standard Loan is not part of a Systematic Distribution Program.

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Participation Rate, and/or Growth Cap (or Indexed Threshold Rate for the 1-Year No Cap Indexed Account) on future Segments to reflect changes in the costs of purchasing such call options (the price of call options varies with market conditions). In certain cases, we may reduce the Participation Rate, or the Growth Cap or increase the Indexed Threshold Rate for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will not change any rates, caps or thresholds below any guaranteed rates.

There is no guarantee that the Index described in this Prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn. There is no guarantee that we will offer the Indexed Accounts during the entire time you own your Policy. We may discontinue offering one (or more) of the Indexed Accounts at any time. If we discontinue an Indexed Account, you may transfer Indexed Accumulated Value to any other available Indexed Account or to the Fixed Options consistent with your Policy’s investment and transfer restrictions at Segment Maturity. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy. Each Index is a price return index and the performance of an Index does not include income from any dividends or other distributions paid by the Index’s component companies. If dividends and other distributions were included, the Index performance would be higher. For more information on “investor control” see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus and also the SAI.

Risks Associated with Policy Loans [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Risks Associated with Policy Loans

When you borrow money from your Policy, we use your Policy’s Accumulated Value as security. You pay interest, which accrues at the Loan Account Charge Interest Rate, on the amount you borrow. Accrued interest is due on your Policy Anniversary. The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily at the Loan Account Credit Interest Rate. Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to pay any Policy charges, may increase the risk of the Policy lapsing, and could reduce the amount of the Death Benefit.

Tax Implications [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Tax Implications

We believe the Policy meets the statutory definition of life insurance for federal income tax purposes. We do not know whether the current treatment of life insurance policies under current federal income tax, estate, or gift tax laws will continue. We also do not know if the current interpretations of the laws by the IRS or the courts will remain the same. Also, future legislation may adversely change the tax treatment of life insurance policies.

	Death benefits from a life insurance policy may generally be excluded from income under the Tax Code. Also, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. You may be subject to income tax if you take withdrawals or surrender your Policy, or if your Policy lapses and you have not repaid any outstanding Standard Policy Debt. If your Policy becomes a MEC, distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty
Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Risk of LossYou can lose money by investing in the Policy, including loss of principal and any prior earnings.Principal Risks of Investing in the Policy
Principal Risk [Text Block]

Risk of Loss

	You can lose money by investing in this Policy, including loss of principal and any prior earnings. The Policy is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency
Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a Death Benefit. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Withdrawals are not allowed in the first Policy Year.

Any withdrawals may be subject to income tax and tax penalties.

	Principal Risks of Investing in the Policy
Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle (Surrender and Withdrawal Risk)

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit for family members or others. The Policy may be inappropriate for you if you do not have the financial ability to keep it in force for a substantial period of time.

This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. A surrender will terminate the Policy and all of its benefits. Withdrawals cannot be take until after second year of the Policy and may be subject to withdrawal charges. A withdrawal will reduce your Accumulated Value and may significantly reduce the value of the Death Benefit or benefit riders under the Policy, potentially by more than the amount withdrawn, and could even terminate a benefit rider. Withdrawals may also significantly increase the risk of lapse.

Any withdrawals may be subject to income tax and tax penalties.

	Please discuss your insurance needs and financial objectives with your financial professional. Together you can decide if the Policy is right for you. We are a variable life insurance policy provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products
Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Risks Associated with Investment Options

An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g. Funds).

Each Investment Option (including the Fixed Account or any Indexed Fixed Option) will have its own unique risks. The Fixed Options and Indexed Fixed Options are not registered with the SEC.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Policy

Investment Options - Fixed Options

Investment Options - Indexed Fixed Options

Appendix: Funds Available Under the Policy

Principal Risk [Text Block]

Risks Associated with Variable Investment Options

	You should consider the Policy’s Investment Options as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Investment Options you have chosen. Each Variable Investment Option will have its own unique risks. The value of each Variable Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Policy, including loss of principal. You bear the risk of any Variable Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting https://pacificlife.onlineprospectus.net/pacificlife/products/. No assurance can be given that a Fund will achieve its investment objectives
Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Insurance Company RisksInvestment in the Policy is subject to the risks related to us, and any obligations (including the Fixed Account or any Indexed Fixed Option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling us at (800) 347-7787 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Policy

About Pacific Life

Principal Risk [Text Block]

Insurance Company Risks

	Investment in the Policy is subject to the risks related to us, and any obligations (including under the Fixed Account or any Indexed Fixed Options), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees
Bain Capital Equity Opportunities Fund Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Bain Capital Equity Opportunities Fund Class 1
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation over a multi-year market cycle, generally at least 3-5 years.
Portfolio Company Adviser [Text Block]	Bain Capital Public Equity, LP
Current Expenses [Percent]	1.35%	[6]
Average Annual Total Returns, 1 Year [Percent]	(1.05%)
Dimensional VA International Small Portfolio Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio Institutional Class)
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Dimensional VA International Value Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio (formerly DFA VA International Value Portfolio)
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Dimensional VA U.S. Large Value Portfolio Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio Institutional Class (formerly DFA VA U.S. Large Value Portfolio Institutional Class)
Portfolio Company Objective [Text Block]	Achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Dimensional VA U.S. Targeted Value Portfolio Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio Institutional Class (formerly DFA VA U.S. Targeted Value Portfolio Institutional Class)
Portfolio Company Objective [Text Block]	Achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Fidelity® VIP Government Money Market Portfolio Service Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	1.54%
Fidelity® VIP International Index Portfolio Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	5.11%
Average Annual Total Returns, 5 Years [Percent]	4.10%
M Capital Appreciation Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	M Capital Appreciation Fund
Portfolio Company Objective [Text Block]	Seeks to provide maximum capital appreciation.
Portfolio Company Adviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.94%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	8.67%
MFS® New Discovery Series – Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® New Discovery Series – Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	9.19%
M International Equity Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	M International Equity Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	3.96%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	3.61%
M Large Cap Growth Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	M Large Cap Growth Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	DSM Capital Partners LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	25.50%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	13.87%
M Large Cap Value Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	M Large Cap Value Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Pacific Select Fund Diversified Bond Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Diversified Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Loomis Sayles & Company, L.P.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	1.87%
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	1.81%
Pacific Select Fund ESG Diversified Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.40%
Pacific Select Fund Emerging Markets Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	(1.33%)
Average Annual Total Returns, 5 Years [Percent]	(2.71%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
Pacific Select Fund Equity Index Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Equity Index Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	24.91%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	13.01%
Pacific Select Fund Floating Rate Income Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	5.18%
Pacific Select Fund Hedged Equity Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Pacific Select Fund Inflation Managed Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Inflation Managed Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	2.56%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Pacific Select Fund International Large-Cap Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund International Large-Cap Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.80%	[6]
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Pacific Select Fund Large-Cap Growth Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC
Current Expenses [Percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	30.23%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	14.35%
Pacific Select Fund Small-Cap Index Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Index Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of an index of small-capitalization companies.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Pacific Select Fund Total Return Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Total Return Portfolio Class P (formerly called Pacific Select Fund Managed Bond Portfolio Class P)
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.85%
T. Rowe Price Blue Chip Growth Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	14.77%
VanEck VIP Global Resources Fund Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(2.83%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	0.82%
Vanguard VIF Mid-Cap Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Vanguard VIF Real Estate Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Vanguard VIF Total Bond Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Vanguard VIF Total Stock Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Western Asset Variable Global High Yield Bond Portfolio Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio Class I	[7]
Portfolio Company Objective [Text Block]	Seeks to maximize total return.	[7]
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC	[7]
Current Expenses [Percent]	0.81%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.06%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.06%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.71%	[7]
Annual Renewable Term Rider Last Survivor [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Description [Text Block]	Cost of Insurance	[8]
Insurance Cost, When Deducted [Text Block]	Monthly Payment Date	[8]
Insurance Cost, Representative Investor [Text Block]	Charge for a representative InsuredMaximum guaranteed charge is $0.00057 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issueCharge for a representative InsuredCurrent charge is $0.00001 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue	[5]
Insurance Cost, Maximum [Dollars]	$ 83.34	[8]
Insurance Cost, Minimum [Dollars]	$ 0.00001	[8]
Insurance Cost, Footnotes [Text Block]	Charges shown for the representative Insured may not be typical of the charges you will payRiders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Annual Renewable Term Rider – Last Survivor
Purpose of Benefit [Text Block]	Provides term insurance on the Insureds.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insureds Age 18 through 90 at issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

Name of Benefit [Text Block]	Annual Renewable Term Rider – Last Survivor
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Annual Renewable Term Rider — Last Survivor (ARTR-LS)

Provides term insurance on the Insureds and renews annually until the Policy terminates. The Rider is available for Insureds that are at least Age 18 and no older than 90 at the time of Rider issue. This Rider must be elected at Policy issue. We do assess a charge for this Rider.

Rider Terms

Rider Coverage Layer – This is a layer of insurance coverage provided by this Rider. There may be one or more Rider Coverage layers. Any elective increase in the Rider Face Amount will create a new Rider Coverage Layer.

Rider Face Amount – This is the total Face Amount of all Rider Coverage Layers under this Rider.

How the Rider Works

The Rider is payable on the death of the Survivor and modifies the Death Benefit of the Policy to include the Rider Face Amount, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Rider Face Amount, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test. Annual increases under the Rider are scheduled at Rider issue. After Rider issue, you may also request unscheduled increases or decreases in Rider Face Amount, subject to certain limitations and satisfactory evidence of insurability. This Rider does not have Accumulated Value of its own and does not have any cash value.

This rider has a Rider Coverage Charge and a Rider Cost of Insurance Charge. The Rider Coverage Charge is the sum of Coverage charges for each Rider Coverage Layer. The maximum monthly coverage charge for each Rider Coverage Layer will be shown on the Policy Specifications or in the Supplemental Schedule of Coverage for requested Rider Coverage Layers after issue. The Rider Cost of Insurance Charge is the sum of the Cost of Insurance Charge for each Rider Coverage Layer and is determined as a rate per $1,000 of Net Amount At Risk. See the FEE TABLES section for more information on the costs associated with this Rider.

Increases or Decreases in Rider Face Amount

You may request an increase or decrease in the Rider Face Amount after Rider issue.

Increases. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Any elected increase in Rider Face Amount will add a new Coverage Layer. Each Coverage Layer has its own Face Amount, Risk Class, Coverage Layer Date, and associated charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year.

Decreases. Each decrease will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Consumer Markets Division because the Rider’s Coverage is based on the at coverage issue Face Amount of the Rider. If the Face Amount of this Rider is decreased, then the most recently added Coverage Layer will be decreased or eliminated in the following order:

● The Face Amount of this Rider;

● The Face Amount of any other Rider that contributes to the Total Face Amount, and

● The Face Amount of Basic Life Coverage under the Policy.

Rider Termination

The Rider will terminate on the earliest of

● Your Written Request;

● The date the Policy is no longer In Force;

● The date the Rider Face Amount decreases to zero; or

● The death of the Survivor.

Reinstatement

If the Policy lapses and is later reinstated, then this Rider will also be reinstated as long as this Rider was in effect on the date the Policy was no longer In Force.

Conversion

This Rider is not convertible.

Example

A Policy is issued to Insureds who are both age 45, with a Face Amount of $250,000. The Policy also included $20,000 of term insurance under this Rider which increases the Face Amount to $270,000. The Rider charges (Rider Coverage Charge and Rider Cost of Insurance) are added to the Monthly Deductions. At age 50, the Insureds request $15,000 of additional term insurance under the Rider and submit evidence of insurability for both Insureds. The increase is approved by us and the additional term insurance is added to the Policy increasing the Face Amount to $285,000 ($250,000 under the base Policy plus $35,000 under the Rider). At age 65, one Insured dies and no payout under the Rider occurs. The Rider is only payable on the death of the Survivor and modifies the Policy Death Benefit as described above.

Asset Charge [Member]
Item 2. Key Information [Line Items]
Annual Maintenance Fee, Description [Text Block]	Asset charge	[3]
Annual Maintenance Fee, When Deducted [Text Block]	Monthly Payment Date
Annual Maintenance Fee (of Policy Value), Maximum [Percent]	0.24%
Annual Maintenance Fee (of Policy Value), Current [Percent]	0.24%
Annual Maintenance Fee, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.
Basic premium load [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	Basic premium load
Sales Load (of Other Amount), Current [Percent]	12.00%
Sales Load, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, General Account surplus, and internal premium loads). Premium loads will apply (basic and General Account surplus) on new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.
Premium Taxes, When Deducted [Text Block]	Upon receipt of premium	[9]
Conversion Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Conversion Rider
Purpose of Benefit [Text Block]	Allows you to convert eligible coverages into a new Policy.
Brief Restrictions / Limitations [Text Block]

● Automatically added at Policy issue.

● If the Policy’s Face Amount has been increased and that resulted in insurance coverage with Risk Classes that differ from the Policy’s original insurance coverage, the new Policy will be issued with the Risk Class of the most recent insurance coverage added.

	● If exercised, a new Policy will be issued and any insurance coverage under this Policy will terminate
Benefits Description [Table Text Block]	Conversion Rider. This Rider allows you to convert any Eligible Coverage under this Policy into a new Policy during the conversion Policy Year, as shown in the Policy Specifications. If this Rider is exercised, we will not require evidence of insurability for the conversion unless you elect riders on the new policy, which may require that you provide evidence of insurability as needed for those riders
Name of Benefit [Text Block]	Conversion Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Conversion Rider

Allows you to convert any Eligible Coverages into a new Policy at any time during the conversion Policy Year, as shown in the Policy Specifications. This Rider is automatically added to the Policy. Some life insurance producers may have a financial incentive to offer you a new policy in place of the one you already own. You should only convert your policy if you determine, after comparing the features, fees (including surrender charges and premium loads), and risks of both policies, that it is preferable for you to purchase a new policy rather than own the existing policy. Call (800) 347-7787 if you have any questions about this Rider. There is no additional fee for this Rider.

Rider Term:

Eligible Coverage - is Coverage under this Policy that qualifies for conversion, as shown in the Policy Specifications.

How the Rider Works:

You may request to have your new policy issued on any other permanent life insurance policy that we make available for conversions at the time of your conversion request. We will issue your new policy at the same or similar Risk Class as this Policy and the Face Amount of the new policy will be equal to the current amount of Eligible Coverage for this Policy, subject to any minimum requirements for the new policy. However, if you have increased your Policy’s Face Amount, resulting in your Policy having one or more Coverage Layers with Risk Classes that differ from the Risk Class for the Policy’s original Face Amount, the new policy will be issued at the same or similar Risk Class of the Policy’s most recent Coverage Layer.

If you exercise this rider, we will not require any evidence of insurability for the conversion. However, if you elect riders on the new policy, you may have to provide evidence of insurability as needed for those riders. Working with your life insurance producer, please read the new policy prospectus for complete information prior to requesting a conversion.

If you exercise this rider, we will issue the new policy you selected and Coverage under this Policy will terminate. Surrender charges are waived on any amount of Accumulated Value less Policy Debt transferred from this Policy to purchase the new policy. If the new policy is a variable universal life policy, the value transferred to the new policy will not be subject to any premium load. Premium loads will apply on the new policy for additional premium added at issue or after the initial premium paid from this Policy’s Accumulated Value less Policy Debt. Any surrender charges applicable to the new policy will continue to apply under the terms of the new policy.

Rider Termination

The Rider will terminate on the earliest of:

● Your Written Request,

● The death of one Insured, or

● The date the Policy is no longer In Force.

Example

This example assumes that, during Policy Year 8, the Owner elects to convert this Policy and purchase another variable universal life policy issued by us. The existing Policy has a Face Amount of $500,000, premium payments subject to a surrender charge, an

Accumulated Value of $150,000, and a $20,000 loan outstanding (Policy Debt). The new policy has a premium load and offers the same or similar Risk Class as the existing Policy.

When the transfer occurs, the new policy will be issued with a Face Amount of $500,000, and the Accumulated Value less Policy Debt ($130,000; ($150,000 less $20,000)) will be transferred to the new policy. We will waive the surrender charge that would be incurred on the amount transferred from the old policy. The new policy will not assess a premium load on the amount transferred ($130,000) from the old policy and the new policy will also be issued without the owner providing evidence of insurability. Once the new policy is issued, the old policy will terminate and no longer provide any insurance coverage.

Coverage Charge [Member]
Item 2. Key Information [Line Items]
Annual Maintenance Fee, Description [Text Block]	Coverage charge	[3],[10]
Annual Maintenance Fee, When Deducted [Text Block]	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer
Annual Maintenance Fee, Representative Investor [Text Block]	Charge for a representative InsuredMaximum guaranteed charge during Policy Year 1 is $0.33 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issueCharge for a representative InsuredCurrent charge during Policy Year 1 is $0.27 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue	[5]
Annual Maintenance Fee (of Policy Value), Maximum [Percent]	3.04%
Annual Maintenance Fee (of Policy Value), Minimum [Percent]	0.05%
Annual Maintenance Fee, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.The Coverage charge rate is based on the Age, sex, and Risk Class of the Insureds on the Policy Date or date Rider is effective. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insureds at the time of the increase. A decrease in Face Amount will not decrease the applicable Coverage charge for any Coverage Layer. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.
Optional Benefit Charge, Description [Text Block]	Coverage charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Charge, Representative [Text Block]	Charge for a representative InsuredMaximum guaranteed charge is $0.40 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issueCharge for a representative InsuredCurrent charge is $0.027 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]	[5]
Optional Benefit Expense, Maximum [Dollars]	$ 3.13
Optional Benefit Expense, Current [Dollars]	0.19
Optional Benefit Expense, Minimum [Dollars]	$ 0.07
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative Insured may not be typical of the charges you will pay.Riders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications
Dollar Cost Averaging [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers between Variable Investment Options.
Brief Restrictions / Limitations [Text Block]

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Name of Benefit [Text Block]	Dollar Cost Averaging
Benefit Standard or Optional [Text Block]	Standard
Enhanced Policy Split Option Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Enhanced Policy Split Option Rider
Purpose of Benefit [Text Block]	Allows the Policy to be split into two individual policies
Brief Restrictions / Limitations [Text Block]

● Automatically added at Policy issue if eligible.

● The Rider may not be exercised after a certain number of Policy Years depending on the ages of the Insured.

● The Rider may only be exercised upon the occurrence of certain federal estate tax law changes.

● Satisfactory evidence of insurability is required if the Policy is not equally split or if an increase in coverage is requested for the new Policies.

● Other requirements and conditions are required to exercise the rider.

Benefits Description [Table Text Block]

Enhanced Policy Split Option Rider. This Rider allows this Policy to be split into two individual policies if an exchange event occurs which is based on any changes to federal estate tax law. If this Policy is split equally between the two new policies, then no evidence of insurability will be required. If the split is unequal or if there is a request to increase coverage for either of the new policies, evidence of insurability will be required.

Name of Benefit [Text Block]	Enhanced Policy Split Option Rider
Benefit Standard or Optional [Text Block]	Standard, if eligible
Operation of Benefit [Text Block]

Enhanced Policy Split Option Rider

Allows the Policy to be split into two individual policies, without evidence of insurability if the Policy is equally split. Any unequal split of the Policy or any request to increase the coverage for either of the new policies will require evidence of insurability. See the VARIABLE LIFE INSURANCE AND YOUR TAXES - Optional Policy Benefits and Riders section in this prospectus for additional information on the tax treatment of this Rider. Call (800) 347-7787 if you have any questions about this Rider. There is no additional fee for this Rider.

Rider Terms:

Exchange Date – The date the original policy terminates, which will be the next monthly payment date after we receive your Written Request and everything is in good order. The new policies will take effect on the Exchange Date.

Exchange Event – Is when either of the following federal estate tax law changes become effective by law:

● Section 2056 of the Internal Revenue Code (“IRC”) as amended, or its successor, is nullified or amended to eliminate or reduce the Insureds’ federal estate tax marital deduction; or

● Section 2001 of the IRC as amended, or its successor, is amended to reduce the maximum estate tax rate to no more than half the maximum rate in effect on the issue date of the policy.

Last Exchange Policy Year – The last Policy year during which you can request to exchange the Policy for two new single life policies. This Rider provides no benefit after this year or after it is terminated. The Last Exchange Policy Year is equal to:

● Policy Year 3 if one of the Insureds’ issue age is from 70 to 79 and the other Insureds’ issue age is 79 or less, or

● Policy Year 5 if both Insureds’ issue ages are under 70.

How the Rider Works

This Rider will be included automatically with all policies where the older Insured is issue Age 79 or less, and where neither Insured has a substandard Risk Class or is uninsurable. There is no charge for this Rider.

You may request an exercise of this Rider beginning on the date of a qualifying Exchange Event that occurs before the end of the Last Exchange Policy Year.

You will have 365 days following such an Exchange Event to request the Exercise of this Rider.

The following requirements and conditions must be met to exercise this Rider:

● At least one of the Exchange Events occurs,

● Both Policy Insureds are living,

● The Policy cannot be in a grace period,

● The Insureds under the Policy cannot have a substandard Risk Class,

● If Standard Policy Debt exceeds the Accumulated Value, you must repay the amount of the Standard Policy Debt in excess of the Accumulated Value, and

● You must make the request to exercise this Rider in writing.

A federal estate tax law change could result in an increase in the federal estate tax liability at the first death of the two Insureds under the Policy.

New Policy Conditions

The exchange may be made to any single life policy of permanent life insurance that we make available, subject to the below conditions.

● Each of the Policy Insureds will be the insured of one of the two new single life policies.

● The owner(s) of the two new single life policies is required to be the same as the owner(s) of this Policy.

● The new policy on each Insured will be based on that Insured’s age as of the Exchange Date.

● If the new policies are variable universal life policies, we will waive the premium load on any amount of Cash Surrender Value transferred from this Policy to purchase the new policies. Any premium load will apply on the new policies for additional premium added at issue or after the initial premium paid from this Policy’s Cash Surrender Value. Any surrender charges applicable to the new policies will continue to apply.

● The face amount of each new policy will be an amount up to one-half of the Policy’s Face Amount in excess of the Standard Policy Debt on the Exchange Date, subject to any minimum requirement for the new policy. At the time of exchange, if the face amount on either of the new single life policies is less than the minimum allowed face amount for that product, we will issue that policy with the minimum allowable face amount for that product. Any request to increase the amount of face amount for either new policy or for an unequal split of the Policy’s Face Amount less Standard Policy Debt will require evidence of insurability satisfactory to us.  After the split occurs, any increase in the face amount by request or to meet the minimum allowable face amount for the new policy, may require additional premium payments.

● The Accumulated Value of the Policy will be equally split between the two new single life policies.

● Any existing Standard Policy Debt must be paid off prior to the exchange. If there is sufficient Accumulated Value to cover the Standard Policy Debt, the Accumulated Value will be reduced by the Standard Policy Debt and the remaining Accumulated Value will be equally split between the two new single life policies. If the Standard Policy Debt exceeds the Accumulated Value, the amount of the Standard Policy Debt in excess of the Accumulated Value must be repaid prior to the policy exchange.

● Any premiums and charges for the new policies will be based on our rates in effect on the Exchange Date for the new policies.

● The Death Benefit Option of each new policy will be the same as the current Death Benefit Option on this Policy.

Rider Termination

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request,

● The date of the first death of one of the Insureds,

● On lapse or termination of the Policy,

● Upon exercise of this Rider, or

● The end of the Last Exchange Policy Year.

If an Exchange Event occurs prior to or during the Last Exchange Policy Year, then you may provide us Written Request of an exchange no more than 365 days after the Exchange Event. We will process such request as if the Rider had not terminated even if we do not receive your Written Request until after the end of the Last Exchange Policy Year.

Reinstatement

If the Policy lapses and is later reinstated, this Rider will also be reinstated as long as this Rider was in effect on the date the Policy ceased to be In Force and is reinstated prior to or before the end of the Last Exchange Policy Year.

Example

This example assumes that the Insureds were under age 70 when the Policy was issued. During Policy Year 4 an Exchange Event occurred and the Joint Owners elect to split this Policy and purchase two new variable universal life policies issued by us. The Joint Owners elect that the current Policy be split 50% to each new policy so no evidence of insurability on each Insured is required. The existing Policy has a Face Amount of $500,000 and Accumulated Value of $160,000. The new policies have a premium load and offer the same or similar Risk Class as the existing Policy.

When the transfer occurs, the new policies will have a Face Amount of $250,000 ($500,000 x 50% = $250,000), and an Accumulated Value of $80,000 ($160,000 x 50% = $80,000). The new policies will not assess a premium load on the amount transferred to each policy from the old policy. Once the new policies are issued, the old policy will terminate and no longer provide any insurance coverage.

Estate Preservation Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Estate Preservation Rider	[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date	[8]
Optional Benefit Charge, Representative [Text Block]	Charge for a representative InsuredMaximum guaranteed charge is $0.01376 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issueCharge for a representative InsuredCurrent charge is $0.01376 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue[3]	[5]
Optional Benefit Expense, Maximum [Dollars]	$ 83.35	[8]
Optional Benefit Expense, Current [Dollars]	83.35
Optional Benefit Expense, Minimum [Dollars]	$ 0.01	[8]
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative Insured may not be typical of the charges you will payRiders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Estate Preservation Rider
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Rider Face Amount in the event both Insureds die during the first 4 Policy Years.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insureds Age 18 through 75 and meet other requirements.

● If the Policy lapses and is later reinstated, this Rider will not be reinstated.

Name of Benefit [Text Block]	Estate Preservation Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Estate Preservation Rider

This Rider provides a Death Benefit equal to the Rider Face Amount in the event that both Insureds under the Policy die during the first four Policy years. This Rider is available on any Policy where both Insureds are at least Age 18 and no older than 75 and where neither Insured has a substandard Risk Class or is uninsurable. Certain Policies issued with a rated Risk Class may also be eligible. Ask us or your life insurance producer for more information regarding Rider eligibility. There is a monthly charge for this Rider that will be shown on your Policy Specifications and added to the Monthly Deduction under the Policy until the Rider terminates. Currently, the charge range is $0.01-$83.35 per $1,000 of Face Amount. This Rider must be elected at Policy Issue.

If both Insureds die during the first four Policy Years, there is an additional death benefit paid equal to the Rider Face Amount. The Rider Face Amount is separate from the Total Face Amount of the Policy, but is based on the Face Amount of the Basic Life Coverage and any optional ARTR-LS. The Rider Face Amount for this Rider is shown in the Policy Specifications and cannot be increased.

This Rider death benefit is not guaranteed to offset any estate or other tax liability. The Rider Face Amount does not contribute to the Total Face Amount of the Policy. The Rider Face Amount does not comprise a Basic Coverage Layer under the Policy. This Rider cannot be renewed after the end of Policy Year four.

Rider Termination

This Rider will terminate on the earliest of

● Your Written Request;

● On lapse or termination of the Policy;

● Upon the end of Policy Year four; or

● Upon the Survivor’s death.

Rider Reinstatement

If the Policy lapses and is later reinstated, this Rider will not be reinstated.

Example

A Policy is issued to Insureds who are both age 55, with a Face Amount of $250,000. The Policy also included $20,000 of Rider Face Amount under this Rider. The Rider Face Amount cannot be increased after issue. In Policy Year 2, one Insured dies within the first four Policy Years but the Survivor is still alive. Since the Survivor is still alive, no payout occurs under the Rider. In Policy Year 3, the Survivor dies. Since both Insureds died within the first four Policy Years, an additional death benefit payment equal to the Rider Face Amount will be made. If the Survivor died after the first four Policy Years, no additional death benefit would be paid under this Rider.

First Year Transfer [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	First Year Transfer
Purpose of Benefit [Text Block]	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.
Brief Restrictions / Limitations [Text Block]	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.
Name of Benefit [Text Block]	First Year Transfer
Benefit Standard or Optional [Text Block]	Standard
Fixed Option Interest Sweep [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Fixed Option Interest Sweep
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account to the Variable Investment Options.
Brief Restrictions / Limitations [Text Block]

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Name of Benefit [Text Block]	Fixed Option Interest Sweep
Benefit Standard or Optional [Text Block]	Standard
Flexible Duration No Lapse Guarantee Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Flexible Duration No-Lapse Guarantee Rider	[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date	[8]
Optional Benefit Charge, Representative [Text Block]	Charge for a representative InsuredMaximum guaranteed charge is $0.000002 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issueCharge for a representative InsuredCurrent charge is $0.000002 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 56 at Policy issue and for a female standard non-smoker or standard non tobacco who is Age 53 at Policy issue	[5]
Optional Benefit Expense, Maximum [Dollars]	$ 100	[8]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0000001	[8]
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative Insured may not be typical of the charges you will payRiders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Flexible Duration No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Cash Surrender Value is insufficient to cover the total monthly deduction, provided that the No-Lapse Guarantee Value less any Policy Debt is greater than zero.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Additional cost applies.

● Available if Insured is at least age 18 and is no older than age 90 at Policy issue.

● At the initial purchase and during the entire time that you own this rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options section in this prospectus or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Standard Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premiums paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Name of Benefit [Text Block]	Flexible Duration No-Lapse Guarantee Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Flexible Duration No-Lapse Guarantee Rider (FDNLG)

This Rider provides a no-lapse guarantee that the Policy and any optional benefits you have selected will remain In Force as long as the Net No-Lapse Guarantee Value is greater than zero, even if the Policy’s Net Accumulated Value (Accumulated Value less any Standard Policy Debt) is not enough to cover the Monthly Deductions due. As long as the No-Lapse Guarantee under this Rider is in effect, the Policy will not enter the Grace Period and lapse. This Rider must be elected at Policy issue. We assess a monthly charge for this Rider.

If you elect the FDNLG Rider, it will be in effect when we issue the Policy. The Rider cannot be added after the Policy Issue Date.

Rider Eligibility

You are eligible to elect the Rider if:

● The Insureds are at least Age 18 and no older than 90 at Policy issue.

● At initial purchase and during the entire time that you own this Rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options. See the Allowable Investment Options section of the APPENDIX: FUNDS AVAILABLE UNDER THIS POLICY in this prospectus. You may contact us at any time for information on the allowable Investment Options.

Currently, all Investment Options available through this Policy are allowable Investment Options and may be used with this Rider with no restriction as to the amount that may be allocated to an Investment Option, unless such limitation is imposed by an underlying Fund. We reserve the right to add or remove allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, fund liquidation, or to help protect our ability to provide the guarantees under these Riders (for example, changes in an underlying portfolio’s investment objective and principal investment strategies, or changes in general market conditions). As mentioned in the bullet above, if you already invested in an allowable Investment Option, a change to that Investment Option will not require you to reallocate or transfer the total amount of Accumulated Value allocated to the affected Investment Option and you may continue to allocate additional premium or transfer Accumulated Value to that Investment Option, except when an underlying portfolio is liquidated by a determination of its Board of Directors or by a fund substitution.

Our right to add or remove allowable Investment Options, may limit the number of Investment Options that are available to you under your Policy in the future. Currently, all Investment Options available under the Policy are allowable Investment Options, however, we have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Please discuss with your life insurance producer if this Policy is appropriate for you given our right to make changes to the allowable Investment Options.

Rider Terms:

Net Basic Premium –equals the Basic Premium reduced by applicable fees and charges.

Basic Fund –receives Net Basic Premium, less any withdrawals or accelerated death benefit payments.

Excess Fund –receives Net Excess Premium, less any withdrawals or accelerated death benefit payments.

Excess Premium –equals the portion of each Premium Payment received in a Policy year in excess of the Basic Premium.

Excess Premium Load-an amount equal to the Excess Premium multiplied by the Excess Premium Load rate which is 0%. This load is not deducted from any premium made under the Policy and is used only as a factor for determining benefits under this Rider.

No-Lapse Premium Load-an amount equal to the Premium Payment multiplied by the No-Lapse Premium Load rate which is 5.90%. This load is not deducted from any premium made under the Policy and is used only as a factor for determining benefits under this Rider.

Optional Benefit Charges – are equal to the sum of the charges, if any, for each optional benefit attached to the Policy. The charges incurred for those optional benefits are used in the calculation to determine the No-Lapse Guarantee Value for this Rider. See the No-Lapse Deduction subsection below. This is only used to determine benefits under this Rider is not a charge deducted from the Accumulated Value.

Rider Charge Effect on Policy Values

There is a monthly charge for the FDNLG Rider. The charge is deducted from your Policy’s Accumulated Value as a Monthly Deduction. This charge does not reduce your No-Lapse Guarantee Value. The Rider Charge is shown in the Policy Specifications and equals a monthly rate per dollar of Policy Net Amount at Risk (Rider Charge). Currently, the charge range is $0.0000001-$100 per $1,000 of Net Amount of Risk.

Example:

Assumptions:

● Policy’s Net Amount at Risk is $80,000

● Rider Charge Deduction is 0.0001

Then the Rider Charge associated with the FDNLG rider is $8 ($80,000 × 0.0001).

No Lapse Guarantee Value

The duration of the guarantee under the FDNLG rider can cover the lifetime of the Insured. The duration of the FDNLG Rider is determined by the No Lapse Guarantee Value. The guarantee is in effect as long as the Net No-Lapse Guarantee Value (No Lapse Guarantee Value less any Standard Policy Debt) is greater than zero.

The No-Lapse Guarantee Value is equal to the sum of the Basic Fund, the Excess Fund and the No-Lapse Guarantee Loan Account Value. The Basic Fund contains the Net Basic Premium and is credited with an Accumulation Amount based upon a 3.5% annual rate which can range from a 2% to 6% annual rate, based on issue age and duration. The Excess Fund contains the Net Excess Premium and is credited with an Accumulation Amount based upon a 3.5% annual rate. The No-Lapse Guarantee Loan Account Value is equal to the Standard Loan Account Value on your Policy.

Note: The No-Lapse Guarantee Value is tracked only for the purpose of determining if the No Lapse Guarantee is in effect. The value, including any Accumulation Amounts added to the No-Lapse Guarantee Value, is not added to the Policy’s Cash Value, and as such cannot be withdrawn or loaned against, and is not used in the determination of the Death Benefit or to any other benefit under the policy.

Example:

Assumptions:

● Policy 1 elected FDNLG Rider at issue

o Basic Fund is $11,000 before no-lapse deductions

o Excess Fund is $0 before no-lapse deductions

o No-Lapse Guarantee Loan Account Value is $9,000

o Upcoming monthly no-lapse deduction of $1,000

● Policy 2 did not elect FDNLG Rider at issue

● For both policies:

o Accumulated Value of $10,000 before monthly deductions

o Policy Debt of $9,000

o Surrender charge of $500

o Upcoming monthly deduction of $1,000

o Withdrawal of $200

Result:

● Both policies have a Net Accumulated Value of -$700 ($10,000 - $9,000 - $500 - $1,000-$200) after the monthly deduction

● Policy 1 remains in force because Net No-Lapse Guarantee Value is greater than $0 even though Net Accumulated Value is less than $0.

● Policy 1 has a Net No-Lapse Guarantee Value of $300 ($11,000 - $9,000 - $500 - $1,000-$200) after the monthly deduction

● Policy 2 enters the Grace Period since Net Accumulated Value is less than $0.

Basic and Excess Fund under the Rider

The Basic and Excess Fund are an accumulation of policy premiums, withdrawals, and loans. While the Basic Fund may become negative, the Excess Fund will never be less than zero. Both the Basic Fund and the Excess Fund are increased and reduced as described below.

1. Net Basic Premiums are added to the Basic Fund; Net Excess Premiums are added to the Excess Fund,

2. No Lapse Deductions reduce the Excess Fund, and then the Basic Fund,

3. Accumulation Amounts are added to the Basic Fund and Excess Fund,

4. Any withdrawal of policy Accumulated Value will reduce the Excess Fund and then the Basic Fund, including any policy fees, and

5. Standard Loans will reduce the Excess Fund and then the Basic Fund.

Net Premium is allocated to the Basic Fund and Excess Fund as follows:

● Net Basic Premium is the higher of the premium up to the Annual Premium Threshold for the Policy Year, as described in the Policy Specifications, or the amount needed to bring any negative Basic Fund back to zero. This amount is reduced by the No-Lapse Premium Load and added to the Basic Fund.

● Net Excess Premium is any premium in excess of the Basic Premium. Excess Premium is reduced by the No-Lapse Premium Load and the Excess Premium Load and added to the Excess Fund. Please note, the No-Lapse Premium Load and the Excess Premium Load are only used to determine the benefits provided by this Rider – they are not assessed against any premium made under the Policy or against the Policy’s Accumulated Value.

Example:

Assumptions:

● Annual Premium Threshold for the current year is $10,000

● Premium Received is $15,000

● Basic fund is positive

● No Lapse Premium Load is 12.00%

● Excess Premium Load is 0%

The Net Basic Premium and Net Excess Premium are calculated as follows.

● Basic Premium is $10,000 (lesser of $10,000 and $15,000). Net Basic Premium of $8,800 [$10,000 × (1-12%)] will be added to the Basic Fund.

● Excess Premium is $5,000. Net Excess Premium of $4,400 [$5,000 × (1 – 12% - 0%)] will be added to the Excess Fund

Example:

Assumptions:

● Annual Premium Threshold for the current year is $10,000

● Premium Received is $15,000

● Basic Fund is -$11,050.

● No Lapse Premium Load is 12%

● Excess Premium Load is 0%

The Net Basic Premium and Net Excess Premium are calculated as follows.

● Basic Premium is $12,556.82. The Net Basic Premium is $11,050 [$12,556.82 × (1-12%)], which, when added to the Basic Fund, brings the Basic Fund to zero.

● Excess Premium is $2,150. Net Excess Premium of $2,150 [$2,443.18 × (1 – 12% - 0%)] will be added to the Excess Fund

No-Lapse Deduction

The No-Lapse Deduction is an amount that is deducted first from the Excess Fund until the Excess Fund is reduced to zero and then from the Basic Fund. The No-Lapse Monthly Deduction is the greater of the No-Lapse Monthly Charge Deduction or the Alternative No-Lapse Monthly Deduction, as described below.

No-Lapse Monthly Charge Deduction. The No-Lapse Monthly Charge Deduction is described in the Policy Specifications and includes the following:

● The No-Lapse Coverage Charge

● The No-Lapse Administrative Charge

● Optional Benefit Charges, if any (applies to the Annual Renewable Term Rider – Last Survivor and/or Estate Preservation Rider as applicable)

● Transactional policy fees and charges, if any

● The No-Lapse Cost of Insurance Charge.

Alternative No-Lapse Monthly Deduction. The Alternative No-Lapse Monthly Deduction is also described in the Rider Specifications and includes:

● Optional Benefit Charges, if any

● Transactional policy fees and charges, if any

● The Alternative No-Lapse Cost of Insurance Charge.

Example:

Assumptions:

● Basic Fund before No-Lapse Deduction is $9,000

● Excess Fund is $3,500

● No-Lapse Monthly Charge Deduction is $3,000

● Alternative No-Lapse Monthly Deduction is $4,000.

Then the Basic and Excess Funds are reduced as follows:

● The No-Lapse Deduction is $4,000 (the greater of $3,000 and $4,000)

● Excess Fund will be reduced to $0

● Basic Fund to $8,500.

No-Lapse Accumulation Amount

The No-Lapse Accumulation Amount is an amount that is added to the Basic Fund and the Excess Fund as follows.

● The Basic Fund No-Lapse Accumulation Amount is added to the Basic Fund. It is equal to the Basic Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the No-Lapse Accumulation Factor as shown in the Policy Specifications. If your Basic Fund is negative, the accumulation will further reduce your Basic Fund. The No-Lapse Accumulation Factor for Policy Years 1 through 9 is 0.002870899 which is equivalent to an annual rate of 3.5% and 0.003514593 for Policy Year 10 and thereafter which is equivalent to an annual rate of 4.3%.

● The Excess Fund No-Lapse Accumulation Amount is added to the Excess Fund. It is equal to the Excess Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the Excess Accumulation Factor as shown in the Policy Specifications. The Excess Fund Accumulation Factor for Policy Years 1 through 9 is 0.002870899 which is equivalent to an annual rate of 3.5% and 0.003514593 for Policy Year 10 and thereafter which is equivalent to an annual rate of 4.3%

Example:

Assumptions:

● Policy is in year 5

● Basic Fund is $8,500, after premiums and no-lapse deductions.

● Excess Fund is $2,500, after premiums and no-lapse deductions

● No Lapse Accumulation Factor is 0.002870899

● Excess Fund Accumulation Factor is 0.002870899

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

● Basic Fund Accumulation Amount is $24.40, and the Basic Fund is $8,524.40

● Excess Fund Accumulation Amount is $7.18, and the Excess Fund is $2,507.18.

Example:

Assumptions:

● Policy is in year 5

● Basic Fund is -$5,000, after premiums and no-lapse deductions.

● Excess Fund is $0, after premiums and no-lapse deductions

● No Lapse Accumulation Factor is 0.002870899

● Excess Fund Accumulation Factor is 0.002870899

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

● Basic Fund Accumulation Amount is -$14.35, and the Basic Fund is -$5,014.35.

● Excess Fund Accumulation Amount is $0, and the Excess Fund is $0.

Loan Effects on Rider

Standard Loans have an effect on the No Lapse Guarantee Value

● Any new loan, including any loan interest that is added to the loan on an anniversary, will be added to the No-Lapse Guarantee Loan Account Value and will reduce the Excess Fund and then the Basic Fund.

● Any loan repayment will be added to the Basic Fund only to the extent that the Basic Fund is negative. Otherwise, it will be added to the Excess Fund.

Important considerations

The growth of your No-Lapse Guarantee Value depends on a number of factors including, but not limited to, the amount of premium you pay, the timing of your premium payments and any Policy changes. Any modification you make to the originally planned timing of or amount of premium paid and any Policy changes will affect the duration of the No-Lapse Guarantee provided by the Rider. Before making any change to the Policy, please request and review a current Illustration.

This Rider will terminate if an increase in Face Amount under the Policy is elected. Please work with your life insurance producer before making any requests to increase the Face Amount under the Policy.

If your Net No-Lapse Guarantee Value is equal to or less than zero, the benefits under this rider will not be in effect. However, you can restore the no-lapse guarantee benefit by making a premium payment or a loan repayment in an amount sufficient to make your Net No-Lapse Guarantee Value positive.

Some examples of things you should consider:

1. If you defer a payment, you will not receive the Accumulation Amount associated with that premium in the Basic and Excess Fund. If such a deferral would cause your No Lapse Guarantee Value to be negative, you will have to make a sufficient payment to bring the Basic Fund to positive, including any negative Accumulation Amounts.

2. If you take a Standard Loan your Basic Fund may be reduced. A loan repayment may not recover the value deducted from the Basic Fund, but instead could be added to the Excess Fund.

3. Any withdrawal will reduce the Excess and Basic Fund. However, a subsequent premium payment to pay back the withdrawal will be affected both by the Annual Premium Threshold and the Basic and Excess fund accumulation amounts, plus associated No-Lapse and Excess Premium Loads.

4. You have the ability to increase the duration of your FDNLG rider by paying higher premiums, subject to the Annual Premium Threshold.

When the Policy is continued under the No-Lapse Guarantee, the Net Accumulated Value is less than or equal to zero. As a result, the Policy has no Net Accumulated Value from which Monthly Deductions can be collected. Any such uncollected amounts are accumulated without interest as the Net Accumulated Value becomes negative. Such uncollected amounts will be repaid from any additional premiums made or from any death benefit proceeds.

Rider Termination

The Rider will terminate on the earliest of:

● Your Written Request;

● Policy Surrender;

● The date the Policy is no longer In Force,

● Allocation into any Investment Option that is not an allowable Investment Option and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider;

● Upon electing an increase in Face Amount;

● The end of the Maximum No-Lapse Guarantee Period, as shown in the Policy Specifications; or

● The date when the Net No-Lapse Guarantee Value and the Net Accumulated Value are both less than or equal to zero and the Policy lapses (see the YOUR POLICY’S ACCUMULATED VALUE – Lapsing and Reinstatement section in this prospectus).

Reinstatement

This Rider may not be reinstated if it was terminated before the date the Policy was no longer In Force. Otherwise, this Rider will reinstate on the date that the Policy is reinstated.

General Account surplus premium load [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	General Account surplus premium load
Sales Load (of Other Amount), Current [Percent]	20.00%
Sales Load, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, General Account surplus, and internal premium loads). Premium loads will apply (basic and General Account surplus) on new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.
Premium Taxes, When Deducted [Text Block]	Upon receipt of premium allocated to the General Account (Fixed Account and/or Indexed Options) that exceeds the Premium Band amount	[9]
Indexed Fixed Option Charge [Member]
Item 2. Key Information [Line Items]
Annual Maintenance Fee, Description [Text Block]	Indexed Fixed Option charge	[3]
Annual Maintenance Fee, When Deducted [Text Block]	Monthly Payment Date
Annual Maintenance Fee (of Policy Value), Maximum [Percent]	0.80%
Annual Maintenance Fee, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.
Internal premium load [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	Internal premium load
Sales Load, When Deducted [Text Block]	Upon receipt of a replacement or conversion of a policy you have with us	[9]
Sales Load (of Other Amount), Current [Percent]	12.00%
Sales Load, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, General Account surplus, and internal premium loads). Premium loads will apply (basic and General Account surplus) on new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.
Minimum Indexed Benefit Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Minimum Indexed Benefit Rider
Purpose of Benefit [Text Block]	Allows for a termination credit when the interest credited to certain Indexed Accounts is less than the charges attributable to those Indexed Accounts
Brief Restrictions / Limitations [Text Block]

● Automatically added at Policy issue.

● Will not provide a benefit if the interest credited to the Indexed Accounts is greater than certain charges when the Policy is no longer In Force.

	● Benefit will be reduced when a benefit payment is made under any rider that pays an accelerated death benefit
Name of Benefit [Text Block]	Minimum Indexed Benefit Rider
Benefit Standard or Optional [Text Block]	Standard
Option A Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option A – the Total Face Amount of your Policy.The Death Benefit is designed to remain level.
Option B Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option B – the Total Face Amount of your Policy plus its Accumulated Value.The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be, but will never be lower than Death Benefit Option A.
Option C Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.
Limitations, Restrictions, and Risks of Benefit [Text Block]

Limits on Option C

The following limits apply to Option C:

● Option C must be elected at Policy issue.

● To elect Option C, the Insureds must be Age 80 or younger at the time the Policy is issued.

● The Death Benefit calculated under Option C will be limited to the Option C Death Benefit Limit shown in your Policy Specifications.

● Once the Policy is issued, the Option C Death Benefit Limit will not change, even if you increase or decrease the Face Amount of your Policy or any Rider. However if you change your Death Benefit Option from Option C to Option A or Option B, the Option C Death Benefit Limit will no longer apply to the Policy.

● We will not approve any increase in Face Amount to the Policy or any Rider that would cause the Death Benefit to exceed the Option C Death Benefit Limit.

Policy Split Option Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Policy Split Option Rider (Admin Fee)	[2]
Other Transaction Fee, When Deducted [Text Block]	Upon effective date of the exchange
Other Transaction Fee, Current [Dollars]	$ 200
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge
Optional Benefit Charge, Description [Text Block]	Policy Split Option Rider	[8]
Optional Benefit Charge, When Deducted [Text Block]	At rider exercise	[8]
Optional Benefit Expense, Maximum [Dollars]	$ 200	[8]
Optional Benefit Expense, Footnotes [Text Block]	Riders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Policy Split Option Rider
Purpose of Benefit [Text Block]	Allows this Policy to be split into two individual policies
Brief Restrictions / Limitations [Text Block]

● Automatically added at Policy issue if eligible.

● Satisfactory evidence of insurability is required.

● One-time additional cost at exercise.

	● Exchanges are limited to permanent life insurance policies only
Benefits Description [Table Text Block]	Policy Split Option Rider. This Rider allows this Policy to be split into two individual policies but evidence of insurability on each Insured is required.
Name of Benefit [Text Block]	Policy Split Option Rider
Benefit Standard or Optional [Text Block]	Standard, if eligible
Operation of Benefit [Text Block]

Policy Split Option Rider

Allows the Policy to be split into two new individual policies subject to satisfactory evidence of insurability on each Insured. The exchange may be made to any single life policy of permanent life insurance that we regularly issue at the time of exchange, subject to our approval. A $200 administrative fee will be deducted from the original Policy’s Accumulated Value on the effective date of the exchange. Although not anticipated, we reserve the right to charge for any state or federal taxes incurred upon exercise of this Rider. This Rider is automatically added to the Policy. Some life insurance producers may have a financial incentive to offer you a new policy in place of the one you already own. You should only convert your policy if you determine, after comparing the features, fees (including surrender charges and premium loads), and risks of both policies, that it is preferable for you to purchase a new policy rather than own the existing policy. Call (800) 347-7787 if you have any questions about this Rider. There is no additional fee for this Rider.

Rider Terms:

Exchange Conditions – To exercise this option, you must:

● Ask for the exchange in writing on a form that we will provide to you;

● Return the form and the original Policy to us; and

● Provide satisfactory evidence of insurability on each Insured.

Exchange Date - The date all of the Exchange Conditions are met, the date this Policy terminates, and the policy date for the two new policies.

New Policy Considerations

● The new policy on each Insured will be based on that Insured’s age as of the Exchange Date.

● If the new policies are variable universal life policies, we will waive the premium load on any amount of Cash Surrender Value transferred from this Policy to purchase the new policies. Any premium load will apply on the new policies for additional premium added at issue or after the initial premium paid from this Policy’s Cash Surrender Value. Any surrender charges applicable to the new policies will continue to apply.

● The Face Amount of each new policy may be for any amount you choose, provided that the sum of the Face Amounts of the new policies do not exceed the Policy’s Face Amount including any Face Amount provided by a term insurance rider.

● You must provide us with your written consent if the Face Amounts of the new policies are not equal.

● The Policy’s Accumulated Value, Standard Policy Debt and Cash Surrender Value are split in proportion to the Face Amount for each of the new policies.

Rider Termination

The Rider will terminate on the earliest of:

● Your Written Request to end this Rider,

● The date of the first death of the two Insureds,

● On lapse or termination of the Policy, or

● Upon exercise of this Rider.

Example

This example assumes that, during Policy Year 10, the Owner elects to split this Policy and purchase two new variable universal life policies issued by us. Satisfactory evidence of insurability on each Insured was submitted. The existing Policy has a Face Amount of $500,000 and Accumulated Value of $160,000. The new policy has a premium load and offers the same or similar Risk Class as the existing Policy. The Insureds elected that the current Policy be split 50% to each new policy.

When the transfer occurs, the new policies will have a Face Amount of $250,000 ($500,000 x 50% = $250,000), and an Accumulated Value of $80,000 ($160,000 x 50% = $80,000). The new policies will not assess a premium load on the amount transferred to each policy from the old policy. Once the new policy is issued, the old policy will terminate and no longer provide any insurance coverage.

Portfolio Rebalancing [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to make automatic transfers among the Variable Investment Options according to your Allocation Instructions.
Brief Restrictions / Limitations [Text Block]

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new Allocation Instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Benefit Standard or Optional [Text Block]	Standard
Scheduled Indexed Transfer Program [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Scheduled Indexed Transfer Program
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options.
Brief Restrictions / Limitations [Text Block]

● Must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

● Allocations from the Fixed Account to new Segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payments allocations have occurred.

Name of Benefit [Text Block]	Scheduled Indexed Transfer Program
Benefit Standard or Optional [Text Block]	Standard
Standard Loan Interest Charge [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Standard Loan interest charge	[8]
Optional Benefit Charge, When Deducted [Text Block]	Policy Anniversary	[8]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%	[8],[11]
Optional Benefit Expense, Footnotes [Text Block]	In addition to the Standard Loan interest charge, the Standard Loan Account Value that is used to secure Standard Policy Debt will be credited interest at a minimum of 1.00% to help offset the Standard Loan interest charge of 1.25%. Standard Loan interest on the Standard Loan Account and Standard Policy Debt accrues daily and any Standard Loan interest that has accrued is due on each Policy Anniversary. Any unpaid Standard Loan interest on each Policy Anniversary will be added to the Standard Loan Account. On each Policy Anniversary, we transfer the excess of the Standard Policy Debt over Standard Loan Account Value from the Investment Options (as an Account Deduction) to the Standard Loan Account. If the Standard Loan Account Value is greater than Standard Policy Debt, then such excess is transferred from the Standard Loan Account to the Variable Options or the Fixed Account on a proportionate basis according to your most recent Allocation InstructionsRiders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications
Terminal Illness Rider – Last Survivor [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Terminal Illness Rider – Last Survivor Processing Charge	[2]
Other Transaction Fee, When Deducted [Text Block]	Upon approval of specific request
Other Transaction Fee, Current [Dollars]	$ 100	[2]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge
Name of Benefit [Text Block]	Terminal Illness Rider – Last Survivor
Purpose of Benefit [Text Block]	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as a terminally ill individual.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Subject to the eligibility and other conditions described in the rider.

● Benefits are only available for the Survivor.

● When benefits are paid, the Policy Death Benefit and other Policy values will be reduced.

	● Terminal illness must be certified by a licensed physician (not the insured, owner, beneficiary, or relative)
Name of Benefit [Text Block]	Terminal Illness Rider – Last Survivor
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Terminal Illness Rider-Last Survivor

(This Rider is called “Accelerated Death Benefit Rider for Terminal Illness-Last Survivor” in your Policy.)

The Terminal Illness Rider-Last Survivor provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a Survivor life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Rider-Last Survivor. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider-Last Survivor. It does not include any insurance on the life of anyone other than the Insureds and any other rider on the Insureds.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – Survivor who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Survivor - the Insured remaining alive after the first death of the two Insureds named in the Policy.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

● You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Survivor is a Terminally Ill Individual;

● Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

● The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

● If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the Survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Survivor is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Survivor’s conditions at our expense. If this opinion differs from that of the Survivor’s Licensed Physician, eligibility for benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the benefit for application or maintenance of a government benefit or entitlement.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Survivor qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

● Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

● Calculate the Terminal Illness Benefit Proceeds, as described below; and

● Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) The Terminal Illness Reduction Factor;

(b) Standard Policy Debt multiplied by the Acceleration Percentage; and

(c) A processing charge, guaranteed not to exceed $100.

If the Survivor dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a) Equals 1; and

(b) Equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

● The current yield on the 90-day Treasury Bill; or

● The maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

Example

Assumptions:

● Eligible Coverage is $100,000

● Terminal Illness Benefit is $75,000

● Accelerated Death Benefit Interest Rate is 8%

● Policy Debt is $10,000

● Processing Charge is $100

The Acceleration Percentage is 75% = $75,000 ÷ $100,000

The Terminal Illness Reduction Factor is 0.92592593 = 1 ÷ (1 + 0.08)

The Terminal Illness Benefit Proceeds is $61,844.44 = ($75,000 x 0.92592593) - ($10,000 x 0.75) - $100

End of Example

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Survivor has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Survivor’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the benefits to you (or your designee) or to your estate while the Survivor is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Standard Policy Loans.

At the time of each benefit payment, we will:

● Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

● Reduce the Policy and Rider values as described in the Rider; and

● Send you an endorsement to the Policy, which will include a statement of the effect of the benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Standard Policy Loans.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

● The Total Face Amount; and

● The Accumulated Value.

The Acceleration Percentage equals (a ÷ b) where:

a = The Terminal Illness Benefit; and

b = The Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Survivor will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Standard Policy Debt, Standard Loan Account and Standard Loan Account Value on the date of a benefit payment by an amount equal to their respective values prior to the benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider-Last Survivor

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

● Face Amounts for any term insurance rider on the Survivor will be reduced as the Policy’s Total Face Amount is reduced;

● For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and no-lapse credit will each be reduced on the date of each benefit payment;

● For any no-lapse guarantee rider using no-lapse guarantee value, the no-lapse guarantee value will be reduced on the date of each benefit payment.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

Rider Termination

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request;

● The date the Benefit under the Rider are paid;

● When the Policy terminates; or

● When you notify us of Survivor’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

[1]	As a percentage of Fund net assets
[2]	We currently do not impose this charge
[3]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.
[4]	Cost of insurance rates apply uniformly to all members of the same Class and vary based on Age, sex, and Risk Class of the Insureds. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk
[5]	Charges shown for the representative Insured may not be typical of the charges you will pay.
[6]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[7]	Effective January 17, 2025, transfer requests and premium allocations designated to all Western Asset Management VIT Portfolios will no longer be accepted.
[8]	Riders are described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
[9]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, General Account surplus, and internal premium loads). Premium loads will apply (basic and General Account surplus) on new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.
[10]	The Coverage charge rate is based on the Age, sex, and Risk Class of the Insureds on the Policy Date or date Rider is effective. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insureds at the time of the increase. A decrease in Face Amount will not decrease the applicable Coverage charge for any Coverage Layer. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications
[11]	In addition to the Standard Loan interest charge, the Standard Loan Account Value that is used to secure Standard Policy Debt will be credited interest at a minimum of 1.00% to help offset the Standard Loan interest charge of 1.25%. Standard Loan interest on the Standard Loan Account and Standard Policy Debt accrues daily and any Standard Loan interest that has accrued is due on each Policy Anniversary. Any unpaid Standard Loan interest on each Policy Anniversary will be added to the Standard Loan Account. On each Policy Anniversary, we transfer the excess of the Standard Policy Debt over Standard Loan Account Value from the Investment Options (as an Account Deduction) to the Standard Loan Account. If the Standard Loan Account Value is greater than Standard Policy Debt, then such excess is transferred from the Standard Loan Account to the Variable Options or the Fixed Account on a proportionate basis according to your most recent Allocation Instructions